As filed with the Securities and Exchange Commission on April 30, 1997


                                              Registration Nos. 2-81110/811-4293
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   /x/


                       Post-Effective Amendment No. 55                /x/


                        REGISTRATION STATEMENT UNDER THE

                        INVESTMENT COMPANY ACT OF 1940                /x/


                              Amendment No. 57                        /x/

                          --------------------------

                           PACIFIC HORIZON FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                               Columbus, OH 43219
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (800) 332-3863

                             W. Bruce McConnel, III
                             Drinker Biddle & Reath
                       Philadelphia National Bank Building
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

       / / immediately upon filing pursuant to paragraph (b)

       / / on (date) pursuant to paragraph (b)

       /x/ 60 days after filing pursuant to paragraph (a)(1)

       / / on (date) pursuant to paragraph (a)(1)

       / / 75 days after filing pursuant to paragraph (a)(2)

       / / on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

       / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant has filed its Rule 24f-2 Notice relating to such shares for Registrant's most recent fiscal year on April 29, 1997.


================================================================================

                           PACIFIC HORIZON FUNDS, INC.

                                 Y Shares of the
                          Prime Fund and Treasury Fund

                          -----------------------------

Form N-1A Item                                    Prospectus Caption
--------------                                    ------------------

Part A
------

1.   Cover Page.................................. Cover Page

2.   Synopsis.................................... Expense Information

3.   Condensed Financial Information............. Financial Highlights

4.   General Description of Registrant........... Description of Shares; Cover
                                                  Page; Investment Objectives
                                                  and Policies; Common
                                                  Investment Policies;
                                                  Investment Limitations

5.   Management of the Fund...................... Management of the Funds

5.A. Management's Discussion of
          Fund Performance....................... *

6.   Capital Stock and Other
          Securities............................. Description of Shares;
                                                  Dividends and Distributions;
                                                  Taxes

7.   Purchase of Securities Being
         Offered................................. Purchase and Redemption of
                                                  Shares; Management of the
                                                  Funds; Shareholder Services
                                                  Plan; Distribution and
                                                  Services Plan; Additional
                                                  Shareholder Services

8.   Redemption or Repurchase.................... Redemption of Shares;
                                                  Shareholder Services Plan;
                                                  Distribution and Services
                                                  Plan; Additional Shareholder
                                                  Services

9.   Pending Legal Proceedings................... *

----------
*    Item inapplicable or answer negative.

PROSPECTUS

_______ __, 1997

Y Shares of the
Prime Fund
Treasury Fund

Investment Portfolios Offered by Pacific Horizon Funds, Inc.

This Prospectus applies to the Y Shares of the Prime Fund and Treasury Fund (the "Funds"), two diversified investment portfolios offered by Pacific Horizon Funds, Inc. (the "Company"). The Company is registered under the Investment Company Act of 1940 as an open-end management investment company. The Funds are designed to provide institutional investors with daily liquidity.

The investment objectives of the PRIME FUND and TREASURY FUND are to seek high current income and stability of principal.

o The PRIME FUND seeks to achieve its investment objective by investing substantially all of its assets in a diversified portfolio of U.S. dollar-denominated "money market" instruments such as bank certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements, in addition to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

o The TREASURY FUND seeks to achieve its investment objective by investing solely in direct obligations issued by the U.S. Treasury and repurchase agreements relating to such Treasury obligations.

This Prospectus briefly sets forth certain information about the Funds described herein that investors should know before investing. It should be read and retained for future reference. Additional information about the Funds, contained in a Statement of Additional Information dated _______ __, 1997, has been filed with the Securities and Exchange Commission and is available to investors upon request and without charge by calling the Funds' Distributor at (800) 426-3863. The Statement of Additional Information, as it may from time to time be revised, is incorporated in its entirety by reference into this Prospectus.

Shares of the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, Bank of America National Trust and Savings Association or any of its affiliates and are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Each Fund seeks to maintain its net asset value per share at $1.00 for purposes of purchases and redemptions, although there can be no assurance that it will be able to do so on a continuous basis. Investment in the Funds involves investment risk, including the possible loss of principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in the Statement of Additional Information and the Funds' official sales literature, in connection with the offering of the Funds' shares and, if given or made, such information or representations must not be relied upon as having been authorized by the Company or its distributor. This Prospectus does not constitute an offer by the Funds or by the distributor to sell, or a solicitation of any offer to buy, any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds or the distributor to make such offer in such jurisdiction.

Y Shares are available to institutional investors who purchase such shares through cash management services, such as a sweep account ("Sweep Account") offered by Bank of America National Trust and Savings Association, any of its banking or brokerage affiliates ("Bank of America") and certain other financial service organizations, such as banks or broker-dealers ("Service Organizations"). A Sweep Account combines a deposit account (the "Transaction Account") with a daily sweep of balances to or from the Prime and Treasury Funds. Bank of America its affiliates or Service Organizations, as applicable, are responsible for providing institutions investing in Y Shares through a Sweep Account with Sweep Account materials (the "Sweep Materials") describing the various features and operations of the Sweep Account. The Sweep Materials should be reviewed in conjunction with this Prospectus.

Bank of America National Trust and Savings Association (the "Investment Adviser") San Francisco, California acts as investment adviser to the Funds. Concord Financial Group, Inc. (the "Distributor") sponsors the Funds and acts as their distributor and The BISYS Group, Inc. acts as their administrator, neither of which is affiliated with the Investment Adviser.

Portfolio securities held by each Fund have remaining maturities of thirteen months or less from the date of purchase by the Fund. Portfolio securities which have certain put or demand features exercisable by a Fund within thirteen months (as well as certain U.S. Government obligations with floating or variable interest rates) and securities held as collateral for repurchase agreements may have longer maturities.

                                    Contents

         Summary                                                   5
         Expense Information                                       9
         Investment Objectives and Policies                       23
         Management of the Funds                                  30
         Purchase and Redemption of Shares                        34
         Additional Shareholder Services                          37
         Dividends and Distributions                              37
         Taxes                                                    37
         Description of Shares                                    38

Distributor:                                    Investment Adviser:
Concord Financial Group, Inc.                   Bank of America National Trust
3435 Stelzer Road                               and Savings Association
Columbus, OH 43219                              555 California Street
                                                San Francisco, CA 94104

            For purchase and redemption orders, yield information and
                   other Fund information call (800) 426-3863

Summary

The following summary is qualified in its entirety by reference to the more detailed information included elsewhere in the Prospectus.

Y Shares:                   The Prime Fund and the Treasury Fund each issue
                            Y Shares. Y Shares represent interests in a particular Fund's investment portfolio. Y Shares are identical to other share classes in all respects except that Y Shares of the Prime and Treasury Funds bear fees payable to the Distributor for distribution and shareholder servicing expenses at the annual rate of up to 0.75% and 0.25% respectively of the average daily net assets of such Fund's Y Shares. In addition, Y Shares of the Prime and Treasury Funds have certain exclusive voting rights on matters submitted to a vote of shareholders pertaining to the Distribution and Services Plan relating to a particular series of such funds. See "Description of Shares."

Investment Objectives and
Policies:                   The investment objective of the Prime Fund and
                            Treasury Fund is to seek high current income and stability of principal. The Prime Fund seeks to achieve this objective by investing substantially all of its assets in a diversified portfolio of U.S. dollar-denominated "money market" instruments such as bank certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements, in addition to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Treasury Fund seeks to achieve this objective by investing solely in direct obligations issued by the U.S. Treasury and repurchase agreements relating to such Treasury obligations.


                            Portfolio securities held by a Fund have remaining maturities of thirteen months or less from the date of purchase by the Fund. (Portfolio securities which have certain put or demand features exercisable by a Fund within thirteen months, as well as certain U.S. Government obligations with floating or variable interest rates, and securities held as collateral for repurchase agreements may have longer maturities.)

                            There can be no assurance that the Funds will achieve their investment objectives. The
                            Funds' investments are subject to certain investment risks including default by the issuers of debt obligations and parties with which a Fund may have in accordance with its investment policies entered into repurchase and reverse repurchase transactions. In addition, investments of the Prime Fund in foreign commercial paper and in securities issued by foreign branches of domestic banks, domestic branches of foreign banks or foreign branches of foreign banks are subject to investment risks that differ from debt obligations of domestic issuers. The market value of the Funds' portfolio securities will normally vary inversely with prevailing interest rates. See "Investment Objectives and Policies."

Net Asset Value:            Each Fund seeks to maintain its net asset value
                            per share at $1.00, and values its portfolio securities on the basis of amortized cost. The dollar weighted average maturity of each Fund is 90 days or less. See "Purchase and Redemption of Shares--Net Asset Value."

Investment Adviser:         Bank of America National Trust and Savings
                            Association (the "Investment Adviser") is the investment adviser of each Fund. The Investment
                            Adviser is a national banking association formed in 1904 which provides commercial banking and trust business through an extensive system of branches across the western United States. The
                            Investment Adviser's principal banking affiliates operate branches in ten U.S. states as well as corporate banking, business credit and thrift offices in major U.S. cities. In addition, it has branches, corporate offices and representative offices in 36 countries. The Investment Adviser is the successor by merger to Security Pacific
                            National Bank ("Security Pacific"), which previously served as investment adviser to the Company since the commencement of its operations in 1984. The Investment Adviser and its affiliates have over $__ billion under management, including over $__ billion in mutual funds. See
                            "Management of the Funds."

Distributor and
Administrator:              Concord Financial Group, Inc. (the "Distributor")
                            sponsors the Funds and acts as their distributor.
                            The Distributor is an indirect, wholly-owned subsidiary of the BISYS Group, Inc. (the
                            "Administrator"), which acts as the Funds' administrator. See "Management of the Funds--
                            Administrator."

Advisory, Administration
and Distribution Fees:      For their respective services the Investment
                            Adviser and the Administrator each receive fees at the maximum annual rate of .10% of each Fund's net assets. These fees are subject to decrease as the net assets of the respective Funds increase. No fee is payable by the Funds to the Distributor for its distribution services. See "Management of the Funds."

Investing in the Funds:     Y Shares of the Prime and Treasury Funds are
                            available to institutional investors who purchase such shares through cash management services, such as a sweep account ("Sweep Account") offered by Bank of America National Trust and Savings
                            Association, any of its banking or brokerage affiliates ("Bank of America") and certain other financial service organizations, such as broker-dealers ("Service Organizations"). A
                             Sweep Account combines a deposit account (the "Transaction Account") with a daily sweep of balances to or from the Prime and Treasury
                             Funds' Y Shares. Y Shares may be purchased on any Business Day (as defined below) that Bank of America and the particular Service Organization are open for business by making a deposit into your Transaction Account. All transaction orders are processed by the Company at the net asset value next determined after the order is received. See "Purchase and Redemption of Shares--How Y
                             Shares Are Purchased."

Redemption of Investment:    With respect to Y Shares of the Prime and Treasury
                             Fund, if withdrawals and charges to your Sweep
                             Account exceed deposits and credits, Bank of America or the particular Service Organization, as applicable, will transmit a redemption order on your behalf to the appropriate Fund in the dollar amount of that day's Net Sweep Amount.
                             Redemptions are effected by the Company on a Business Day at the net asset value per share next determined after receipt of the redemption order by the Transfer Agent. See "Purchase and
                             Redemption of Shares--How Y Shares Are Redeemed."

Custodian and
Transfer Agent:              The Bank of New York acts as custodian for the
                             Funds, and Bank of America National Trust and
                             Savings Association acts as their sub-custodian.
                             BISYS Fund Services, Inc. serves as the Funds' transfer and dividend disbursing agent.

Expense Information

The following table sets forth certain information regarding the shareholder transaction expenses imposed by Y Shares of the Prime and Treasury Funds and the annual operating expenses expected to be incurred by Y Shares of the Funds during their first twelve months of operations. Actual expenses may vary. Hypothetical examples based on the table are also shown.

                                               Prime              Treasury
                                            Y Shares (1)        Y Shares (1)
                                            ------------        ------------

                                            Shareholder Transaction Expenses

Sales Load Imposed on Purchases                 None               None

Sales Load Imposed on Reinvestment
Dividends                                       None               None

Sales Load Imposed on Redemptions(2)            None               None

Deferred Sales Load                             None               None

Redemption Fees                                 None               None

Exchange Fees                                   None               None

                                                Annual Operating Expenses
                                         (as a percentage of average net assets)

Management Fees(3) (After Fee Waivers)             %                  %
                                                ---                ---

Rule 12b-1 Fees (3), (4)                           %                  %
                                                ---                ---

Shareholder Services Fees                          %                  %
                                                ---                ---

All Other Expenses                                 %                  %
                                                ---                ---

Total Operating Expenses                           %                  %
                                                ---                ---

(1) Additional fees charged by Bank of America or Service Organizations related to the Sweep Account are not included in this table. For additional information with respect to Sweep Account fees and charges, including a description of the services available to Sweep Account holders, you should refer to the Sweep Materials.

(2) The Company reserves the right to impose a charge for wiring redemption proceeds.

(3) Without fee waivers and expense reimbursements, the Funds incur an investment advisory fee and an administration fee, each payable at a maximum annual rate of .10% of each Fund's average daily net asset value.

(4) Because of the Distribution and Services Plan Payment paid by Y Shares as shown in the above table, long-term Class Y shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

Example             1 Year         3 Years         5 Years        10 Years
                    ------         -------         -------        --------

You would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

Prime Fund
  Y Shares           $               $                $              $
                      ---             ---              ---            ---
Treasury Fund
  Y Shares           $               $                $              $
                      ---             ---              ---            ---

The foregoing Expense Summary and Example are intended to assist investors in Y Shares of the Prime and Treasury Funds in understanding the various shareholder transaction and operating expenses of that class that investors bear either directly or indirectly. Investors bear operating expenses indirectly since they reduce the amount of income paid by the Funds to investors as dividends. From time to time, the investment adviser and administrator may prospectively waive a portion of their respective fees and/or assume certain expenses of the Funds. See "Management of the Funds" and "Description of Shares" for more complete descriptions of the various expenses referred to above.

THE EXAMPLE SET FORTH ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RETURN AND OPERATING EXPENSES. ACTUAL INVESTMENT RETURN AND OPERATING EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

Financial Highlights

On March 30, 1984, the Company commenced its public sale of shares (Pacific Horizon Shares) in each of the Prime Fund and Treasury Fund, which were originally called "Money Market Portfolio" and "Government Money Market Portfolio," respectively. On January 19, 1990, the Prime Fund and Treasury Fund of The Horizon Funds (the "Predecessor Prime Fund" and the "Predecessor Treasury Fund") were combined with the Money Market Portfolio and Government Money Market Portfolio of the Company; the Company changed the names of its resulting portfolios to "Prime Fund" and "Treasury Fund;" and the Company began offering Horizon Shares and Horizon Service Shares in the Prime and Treasury Funds. On April 7, 1997 the Company began offering S Shares in the Prime Fund. The Company has also classified an X Share class and a Y Share class of the Prime and Treasury Funds and an S Share class of the Treasury Funds. Pacific Horizon Shares, Horizon Shares, Horizon Service Shares, X Shares and S Shares of each Fund are offered through other prospectus. The shares of each class in a Fund represent equal pro rata interests in such Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Y Shares bear the expense of a distribution and services plan (the "Distribution and Services Plan") at an annual rate not to exceed 1.00% of the average daily net asset value of the Prime and Treasury Funds' outstanding Y Shares. See "Description of Shares" below for certain differences among the Pacific Horizon Shares, Horizon Shares, Horizon Service Shares, S Shares, X Shares and Y Shares, including differences related to expenses.

The tables below set forth certain information concerning the investment results of Pacific Horizon Shares of the Prime Fund and Treasury Fund for the periods indicated. The tables are presented for informational purposes only. Actual investment results of the Class Y Shares of the Prime and Treasury Funds may be different. The information contained in the Financial Highlights insofar as it pertains to each of the six fiscal years in the six year period ended February 28, 1997 has been audited by [ ], independent accountants for these two Funds, whose unqualified report on the financial statements containing such information is incorporated by reference into the Statement of Additional Information, which may be obtained upon request. The information contained in the Financial Highlights for each of the three years in the period ended February 28, 1989 was audited by other independent accountants whose report thereon dated April 20, 1989 expressed an unqualified opinion on the statements containing such information. The Financial Highlights should be read in conjunction with the financial statements and notes thereto and the unqualified report of independent accountants which are incorporated by reference into the Statement of Additional Information.

Selected Data for a Pacific Horizon Share Outstanding throughout Each of the Periods Indicated:

                                                                                Prime Fund+
                                                         ---------------------------------------------------------
                                                                                Year Ended
                                                         ---------------------------------------------------------
                                                         Feb. 28,    Feb. 29,     Feb. 28,   Feb. 28,     Feb. 28,
                                                           1997        1996         1995       1994         1993
                                                         --------    --------     --------   --------     --------

Net asset value, beginning of year.......................             $  1.00     $  1.00     $  1.00      $  1.00
Income from Investment Operations:
Net investment income....................................              0.0539      0.0424      0.0287       0.0340
Net realized gain (loss) on securities...................              0.0004     (0.0227)    (0.0016)      0.0000
                                                                      -------     -------     -------      -------
Total income from investment operations..................              0.0543      0.0197      0.0271       0.0340
Less Distributions:
Dividends from net investment income.....................             (0.0539)    (0.0422)    (0.0287)     (0.0341)
Increase due to voluntary capital
  contribution from investment adviser...................              0.0000      0.0233      0.0000       0.0000
Net change in net asset value per share..................              0.0004      0.0008     (0.0016)     (0.0001)
                                                                      -------     -------     -------      -------
Net asset value per share, end of year...................             $  1.00     $  1.00     $  1.00      $  1.00
Total return.............................................                5.53%       4.30%**     2.91%        3.45%
Ratios/Supplemental Data:
Net assets, end of year (millions).......................             $ 2,200     $ 1,129     $ 1,216      $   992
Ratio of expenses to average net assets..................                0.55%*      0.51%*      0.52%*       0.55%
Ratio of net investment income to
  average net assets.....................................                5.37%*      4.19%*      2.86%*       3.42%


                                                                                 Prime Fund+
                                                            --------------------------------------------------------
                                                                                  Year Ended
                                                            --------------------------------------------------------
                                                            Feb. 29,   Feb. 28,     Feb. 28,     Feb. 28,   Feb. 29,
                                                              1992       1991         1990         1989       1988
                                                            --------   --------     --------     --------   --------

Net asset value, beginning of year.......................   $  1.00     $  1.00      $  1.00     $  1.00     $  1.00
Income from Investment Operations:
Net investment income....................................    0.0558      0.0762       0.0855      0.0738      0.0643
Net realized gain (loss) on securities...................    0.0005     (0.0001)      0.0001     (0.0002)     0.0003
                                                            -------     -------      -------     -------
Total income from investment operations..................    0.0563      0.0761       0.0856      0.0736      0.0646
Less Distributions:
Dividends from net investment income.....................   (0.0557)    (0.0762)     (0.0855)    (0.0738)    (0.0643)
Increase due to voluntary capital
  contribution from investment adviser...................    0.0000      0.0000       0.0000      0.0000      0.0000
Net change in net asset value per share..................    0.0006     (0.0001)      0.0001     (0.0002)     0.0003
                                                            -------     -------      -------     -------
Net asset value per share, end of year...................   $  1.00     $  1.00      $  1.00     $  1.00     $  1.00
Total return.............................................      5.72%       7.89%        8.90%       7.63%++     6.62%++
Ratios/Supplemental Data:
Net assets, end of year (millions).......................   $ 1,413     $ 1,086      $   890     $   921     $   957
Ratio of expenses to average net assets..................      0.56%       0.56%        0.63%       0.63%       0.58%
Ratio of net investment income to
  average net assets.....................................      5.51%       7.61%        8.52%       7.38%       6.42%



* Includes fee waivers and expense reimbursements which had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.01%, 0.05% and 0.01% for the years ended February 29, 1996, February 28, 1995 and February 28, 1994, respectively.

** Total return includes the effect of a voluntary capital contribution from the investment adviser. Without this capital contribution, the total return would have been lower.

+ Security Pacific National Bank served as investment adviser through April 21, 1992. Bank of America National Trust and Savings Association served as investment adviser commencing April 22, 1992.

++   Unaudited.

Selected Data for a Pacific Horizon Share Outstanding throughout each of the Periods Indicated:

                                                                               Treasury Fund+
                                                         ---------------------------------------------------------
                                                                                 Year Ended
                                                         ---------------------------------------------------------
                                                          Feb. 28,   Feb. 29,     Feb. 28,   Feb. 28,     Feb. 28,
                                                            1997       1996         1995       1994         1993
                                                          --------   --------     --------   --------     --------

Net asset value, beginning of year.......................             $  1.00     $  1.00     $  1.00      $  1.00
                                                                      -------     -------     -------      -------
Income from Investment Operations:
Net investment income....................................              0.0527      0.0405      0.0262       0.0309
Net realized gain (loss) on securities...................              0.0011      0.0001     (0.0002)      0.0000
                                                                      -------     -------     -------      -------
Total income from investment operations..................              0.0538      0.0406      0.0260       0.0309
                                                                      -------     -------     -------      -------
Less Dividends and Distributions:
Dividends from net investment income.....................             (0.0527)    (0.0405)    (0.0262)     (0.0311)
                                                                      -------     -------     -------      -------
Net change in net asset value per share..................              0.0011      0.0001     (0.0002)     (0.0002)
                                                                      -------     -------     -------      -------
Net asset value per share, end of year...................             $  1.00     $  1.00     $  1.00      $  1.00
                                                                      =======     =======     =======      =======
Total return.............................................                5.40%       4.13%       2.65%        3.15%
Ratios/Supplemental Data:
Net assets, end of year (millions).......................             $ 1,091     $ 1,132     $ 1,577      $ 1,746
Ratio of expenses to average net assets..................                0.57%*      0.55%       0.55%        0.56%
Ratio of net investment income to average
  net assets.............................................                5.24%*      3.99%       2.62%        3.11%

                                                                                  Treasury Fund+
                                                             --------------------------------------------------------
                                                                                    Year Ended
                                                             --------------------------------------------------------
                                                             Feb. 29,   Feb. 28,     Feb. 28,     Feb. 28,   Feb. 29,
                                                               1992       1991         1990         1989       1988
                                                             --------   --------     --------     --------   --------

Net asset value, beginning of year.......................    $  1.00     $  1.00      $  1.00     $  1.00     $  1.00
                                                             -------     -------      -------     -------     -------
Income from Investment Operations:
Net investment income....................................     0.0512      0.0731       0.0833      0.0712      0.0587
Net realized gain (loss) on securities...................     0.0002      0.0006       0.0004     (0.0005)    (0.0003)
                                                             -------     -------      -------     -------     -------
Total income from investment operations..................     0.0514      0.0737       0.0837      0.0707      0.0584
                                                             -------     -------      -------     -------     -------
Less Dividends and Distributions:
Dividends from net investment income.....................    (0.0513)    (0.0733)     (0.0830)    (0.0709)    (0.0587)
                                                             -------     -------      -------     -------     -------
Net change in net asset value per share..................     0.0001      0.0004       0.0007     (0.0002)     0.0003
                                                             -------     -------      -------     -------     -------
Net asset value per share, end of year...................    $  1.00     $  1.00      $  1.00     $  1.00     $  1.00
                                                             =======     =======      =======     =======     =======
Total return.............................................       5.25%       7.58%        8.62%       7.33%++     6.08%++
Ratios/Supplemental Data:
Net assets, end of year (millions).......................    $ 2,300     $ 1,663      $ 1,144     $ 1,048     $   947
Ratio of expenses to average net assets..................       0.56%       0.55%        0.55%       0.54%       0.56%
Ratio of net investment income to average
  net assets.............................................       5.07%       7.29%        8.33%       7.14%       5.90%

+ Security Pacific National Bank served as investment adviser through April 21, 1992. Bank of America National Trust and Savings Association served as investment adviser commencing April 22, 1992.

++   Unaudited.

* Includes fee waivers and expense reimbursements which had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.01% for the year ended February 29, 1996.

Yield Information. From time to time the "yield" or "effective yield" of a Fund may be quoted in advertisements or reports to shareholders. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement or report). This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

Additionally, the yields of each Fund may be compared to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the Funds' yields may be compared to Donoghue's Money Fund Averages, which are averages compiled by Donoghue's Money Fund Report. Yield data as reported in national financial publications, including Money, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the yields of the Funds. A complete listing of the indices, rankings and publications discussed above is contained in the Statement of Additional Information.

Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the shares of a Fund with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions. Any fees charged by the Investment Adviser or institutional investors directly to their customer accounts in connection with investments in shares of the Funds (which fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income) will not be included in the Funds' calculations of yield.

Investment Objectives and Policies

This section describes the investment objective and policies of each Fund. Assets of the Funds will be invested in dollar-denominated debt securities with remaining maturities of thirteen months or less as defined by the Securities and Exchange Commission, and the dollar-weighted average portfolio maturity of each Fund will not exceed 90 days. All securities acquired by the Funds will be determined by the investment adviser, under guidelines established by the Company's Board of Directors, to present minimal credit risks. Securities acquired by the Funds will be U.S. Government securities or other "First Tier Securities" (as defined by the Securities and Exchange Commission) of the types described below. First Tier Securities consist of instruments that are either rated at the time of purchase in the top rating category by one (if rated by only one) or more unaffiliated nationally recognized statistical rating organizations ("NRSROs") including Standard and Poor's Ratings Group, Division of McGraw-Hill ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's"), Duff & Phelps Credit Co. ("Duff & Phelps") or Fitch Investors Service, Inc. ("Fitch") or are issued by issuers with such ratings. The Appendix to the Statement of Additional Information includes a description of the applicable NRSRO ratings. Unrated instruments (including instruments with long-term but no short-term ratings) purchased by a particular Fund will be of comparable quality to the rated instruments that the Fund may purchase, as determined by the Funds' investment adviser pursuant to guidelines approved by the Board of Directors.

Prime Fund. The Prime Fund's investment objective is to seek high current income and stability of principal. The Fund invests substantially all of its assets in a diversified portfolio of U.S. dollar-denominated money market instruments such as bank certificates of deposit and bankers' acceptances, commercial paper (including variable and floating rate instruments) and repurchase agreements, in addition to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Portfolio securities held by the Fund have remaining maturities of thirteen months or less from the date of purchase by the Fund. (Portfolio securities which are subject to repurchase agreements or have certain put or demand features exercisable by the Fund within thirteen months, as well as certain U.S. Government obligations with floating or variable interest rates, may have longer maturities.)

In pursuing its investment objective, the Prime Fund invests in a broad range of government, bank and commercial obligations that may be available in the money markets. The money market instruments in which the Fund invests will generally have neither as much risk nor as high a return as longer-term or lower-rated instruments. In accordance with current regulations of the Securities and Exchange Commission, the Fund intends to limit its investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Fund's total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer for a period of up to three business days.

The Prime Fund may purchase bank obligations such as certificates of deposit and bankers' acceptances issued or supported by the credit of domestic banks, foreign branches of domestic banks ("Euro CDs") or domestic branches of foreign banks ("Yankee CDs" and "Yankee BAs") or foreign branches of foreign banks ("Yankee Euros"). Such banks must have total assets at the time of purchase in excess of $2.5 billion. No more than 25% of the Prime Fund's total assets at the time of purchase may be invested in Yankee CDs and BAs, Euro CDs and Yankee Euros. The Fund may also make interest-bearing savings deposits in such commercial banks in amounts not in excess of 5% of the Fund's total assets.

The Prime Fund may be subject to additional investment risks because the Fund may hold securities issued by foreign branches of domestic banks, domestic branches of foreign banks and foreign branches of foreign banks (and, as described below, commercial paper issued by foreign issuers). These risks are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes on interest income payable on the securities by the particular country in which the branch is located, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities. In addition, foreign branches of domestic banks, domestic branches of foreign banks and foreign branches of foreign banks are not necessarily subject to the same regulatory requirements that apply to domestic branches of domestic banks (such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping requirements, and public availability of information) and the Fund may experience difficulties in obtaining or enforcing a judgment against the issuing bank.

The Prime Fund may purchase commercial paper, short-term notes and corporate bonds that meet the Fund's maturity limitations. Commercial paper purchased by the Prime Fund may include instruments issued by foreign issuers, such as Canadian Commercial Paper ("CCP"), which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

The Prime Fund may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws and generally is sold to institutional investors such as the Prime Fund that agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Prime Fund through or with the assistance of the issuer or investment dealers that make a market in
Section 4(2) paper. Section 4(2) paper will not be subject to the Fund's 10% limitation on illiquid securities set forth below where the Board of Directors or Bank of America (pursuant to guidelines adopted by the Board) determines that a liquid trading market exists.

Treasury Fund. The Treasury Fund's investment objective is to seek high current income and stability of principal. The Fund invests solely in direct obligations issued by the U.S. Treasury and repurchase agreements relating to such Treasury obligations. Portfolio securities which are subject to repurchase agreements may have remaining maturities of longer than thirteen months.

Examples of the types of U.S. Treasury obligations that may be held by the Treasury Fund include U.S. Treasury bills and notes. Under normal market conditions, 100% of the total assets of the Fund will be invested in direct obligations of the U.S. Treasury and repurchase agreements relating to such Treasury obligations. Securities issued by the U.S. Government have historically involved little risk of loss of principal if held to maturity and, in general, the instruments held by the Fund will have neither as much risk nor as high a return as longer term or non-U.S. Government obligations.

Common Investment Policies

     Government Obligations. The Prime Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Small Business Administration, are backed by the full faith and credit of the United States. Others are backed by the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Federal Home Loan
Bank), by the discretionary authority of the U.S. Government to purchase the agency's obligations (such as obligations of the Federal National Mortgage Association), or only by the credit of the agency or instrumentality issuing the obligation (such as the Student Loan Marketing Association). Securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any agency or instrumentality if it is not obligated to do so by law.

Certain securities issued or guaranteed by all governmental agencies may be prepaid by the issuer without penalty. Thus, when prevailing interest rates decline, the value of these securities is not likely to rise on a comparable basis with other debt securities that are not so prepayable. The proceeds of prepayments and scheduled payments of principal of these securities will be reinvested by a Fund at then-prevailing interest rates, which may be lower than the rate of interest on the securities on which these payments were received.

     "Stripped" Securities. Each Fund may invest in "stripped" securities, which are U.S. Treasury bonds and notes the unmatured interest coupons of which have been separated from the underlying principal obligation. Stripped securities are zero coupon obligations that are normally issued at a discount to their "face value," and may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Treasury Fund may only invest in stripped securities issued by the U.S. Treasury and recorded in the Federal Reserve book-entry record-keeping system. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts ("TIGRs") and Certificates of Accrual on Treasuries ("CATS"). Privately-issued stripped securities such as TIGRs and CATS are not themselves guaranteed by the U.S. Government, but the future payment of principal or interest on U.S. Treasury obligations which they represent is so guaranteed.

     Repurchase Agreements. Each Fund may agree to purchase securities from financial institutions, such as banks and broker-dealers, as are deemed creditworthy by the Company's investment adviser under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding thirteen months, each Fund intends only to enter into repurchase agreements having maturities not exceeding 60 days. Securities subject to repurchase agreements are held either by the Company's custodian or sub-custodian, or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to deliver instruments the value of which is greater than the repurchase price. Default by the seller would, however, expose a Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Repurchase agreements are considered to be loans under the Investment Company Act of 1940.

     Reverse Repurchase Agreements. The Funds may borrow monies for temporary purposes by entering into reverse repurchase agreements in accordance with the investment restrictions described below. Pursuant to such agreements, a Fund would sell portfolio securities to banks and other financial institutions, and agree to repurchase them at an agreed upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets or high grade debt securities having a value equal to or greater than the repurchase price and the Company's investment adviser will continuously monitor the account to ensure that the value is maintained. A Fund would only enter into reverse repurchase agreements to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. Reverse repurchase agreements involve the risk that the market value of the portfolio securities sold by a Fund may decline below the price of the securities such Fund is obligated to repurchase. Interest paid by a Fund in connection with a reverse repurchase agreement will reduce the net investment income of such Fund. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act of 1940.

     Variable and Floating Rate Instruments. Securities purchased by a Fund may include variable and floating rate instruments, which may have a stated maturity in excess of a Fund's maturity limitations but which will, except for certain U.S. Government obligations, permit a Fund to demand payment of the principal of the instrument at least once every thirteen months upon not more than thirty days' notice. Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Fund will approximate their par value. Illiquid variable and floating rate instruments (instruments which are not payable upon seven days notice and do not have an active trading market) that are acquired by the Funds are subject to a Fund's percentage limitations regarding securities that are illiquid or not readily marketable. The Funds' investment adviser will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Funds invest, and their ability to repay principal and interest.

Variable and floating rate instruments purchased by a Fund may include participation certificates issued by trusts or financial institutions in variable and floating rate obligations owned by such issuers or affiliated organizations. A participation certificate gives a Fund a specified undivided interest (up to 100%) in the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the participation interest from the institution upon a specified number of days' notice. If the credit of the obligor is of minimal credit risk, no credit support from a bank or other financial institution will be necessary. In other circumstances, the participation certificate will be backed by an irrevocable letter of credit or guarantee of a bank, or will be insured by an insurer, that the Funds' investment adviser has determined meets the quality standards for the Fund involved. If an interest is backed by an irrevocable letter of credit or guarantee of a bank or is insured as described above, a Fund will usually have the right to sell the interest back to the institution or draw on the letter of credit or insurance policy on demand after a specified notice period, for all or any part of the principal amount of the interest plus accrued interest. Although a participation interest may be sold by a Fund, under normal circumstances they will be held until maturity.

A Fund may also invest in obligations which provide for a variable or floating interest rate which is determined through a periodic "auction process." From time to time, holders of the obligations have the right to tender any such obligations to a remarketing agent which then remarkets the obligations which have been tendered and thereby determines a new interest rate for the following period.

     When-Issued Purchases, Forward Commitments and Delayed Settlements. The Funds may purchase securities on a "when-issued basis" and may purchase or sell securities on a "forward commitment" or "delayed settlement" basis. When-issued and forward commitment transactions, which involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit a Fund to lock in a price or yield on a security it owns or intends to purchase or sell, regardless of future changes in interest rates. Delayed settlement describes a securities transaction in a secondary market for which settlement will occur sometime in the future. When-issued, forward commitment and delayed settlement transactions involve the risk, however, that the yield or price obtained in a transaction may be less favorable than the yield or price available in the market when the securities delivery takes place. The Funds' forward commitments, when-issued purchases and delayed settlements are not expected to exceed 25% of the value of the total assets of a particular Fund absent unusual market conditions. A Fund's liquidity and the ability of its investment adviser to manage its portfolio may be adversely affected in the event a Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceed 25% of the value of its total assets. The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives.

Investment Limitations. The investment objectives of the Prime and Treasury Funds are fundamental policies that may not be changed without a vote of the holders of a majority of the particular Fund's outstanding shares (as defined in the Investment Company Act of 1940). A Fund's policies may be changed by the Company's Board of Directors without the affirmative vote of the holders of a majority of such Fund's outstanding shares, except that the investment limitations set forth below may not be changed without such a vote of shareholders. A description of certain other fundamental investment limitations is contained in the Statement of Additional Information.

     Prime Fund. The Prime Fund may not:

1. Purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or domestic bank certificates of deposit, bankers' acceptances and repurchase agreements secured by instruments of domestic branches of U.S. banks or obligations of the U.S. Government, its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) the industry classification of utilities will be determined according to their service. For example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

     Prime Fund and Treasury Fund. Neither the Prime Fund nor the Treasury Fund may:

1. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements to meet redemptions or for other temporary purposes in amounts up to 10% of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amount borrowed or 10% of its total assets at the time of such borrowing; or purchase securities at any time after such borrowings (including reverse repurchase agreements) have been entered into and before they are repaid.

2. Purchase securities without available market quotations which cannot be sold without registration or the filing of a notification under federal or state securities laws, enter into repurchase agreements providing for settlement more than seven days after notice, or purchase any other securities deemed illiquid by the Directors if, as a result, such securities and repurchase agreements would exceed 10% of the Fund's total assets.

The Prime Fund intends that, except as stated above under "Common Investment Policies--Variable and Floating Rate Instruments," variable amount master demand notes with maturities of nine months or less, as well as any investments in securities that are not registered under the Securities Act of 1933 but that may be purchased by institutional buyers under Rule 144A and for which a liquid trading market exists as determined by the Board of Directors or the Investment Adviser (pursuant to guidelines adopted by the Board) will not be subject to the 10% limitation on illiquid securities set forth in Investment Limitation No. 2 above.

Investment Decisions. Investment decisions for each Fund are made independently from those for other Portfolios of the Company, other investment companies and common trust funds managed by the Investment Adviser and its affiliated entities. Such other investment companies and common trust funds may also invest in the same securities as a Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another portfolio, investment company or common trust fund, available investments or opportunities for sales will be allocated in a manner which the Investment Adviser believes to be equitable. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund. In addition, in allocating purchase and sale orders for portfolio securities (involving the payment of brokerage commissions or dealer concessions), the Investment Adviser may take into account the sale of shares of a Fund by broker-dealers and other financial institutions (including affiliates of the Investment Adviser and the Distributor), provided the Investment Adviser believes that the quality of the transaction and the amount of the commission are not less favorable than what they would be with any other unaffiliated qualified firm.

Management of the Funds

Board of Directors. The business of the Company is managed under the direction of its Board of Directors. Information about the Directors and officers of the Company is included in the Statement of Additional Information.

Investment Adviser. Bank of America National Trust and Savings Association (the "Investment Adviser") serves as investment adviser to each Fund. The Investment Adviser, which has principal offices located at 555 California Street, San Francisco, California 94104, is a national banking association formed in 1904 which provides commercial banking and trust business through an extensive system of branches across the western United States. The Investment Adviser's principal banking affiliates operate branches in ten U.S. states as well as corporate banking, business credit and thrift offices in major U.S. cities. In addition, it has branches, corporate offices and representative offices in 36 countries. The Investment Adviser is the successor by merger to Security Pacific National Bank ("Security Pacific"), which previously served as investment adviser to the Company since it commenced operations in 1984. The Investment Adviser and its affiliates have over $__ billion under management, including over $__ billion in mutual funds. Bank of America is a subsidiary of BankAmerica Corporation, a registered bank holding company.

The Investment Adviser manages the investments of the Funds and is responsible for all purchases and sales of the Funds' portfolio securities. For its investment advisory services the Investment Adviser is entitled to receive a fee accrued daily and payable monthly at the following annual rates: .10% of the first $3 billion of each Fund's net assets, plus .09% of the next $2 billion of each Fund's net assets, plus .08% of each Fund's net assets over $5 billion. For the fiscal year ended February 28, 1997, the Prime Fund and Treasury Fund paid the Investment Adviser advisory fees at the effective annual rates of .__% and
 .__% of such Funds' respective average daily net assets.

In addition, Bank of America may receive fees pursuant to the Distribution and Services Plan with respect to the Prime and Treasury Funds' Y Shares. Bank of America and Service Organizations may receive fees charged directly to their customers' accounts in connection with investments in Y Shares of the Prime and Treasury Funds.

Administrator. The BISYS Group, Inc. (the "Administrator"), through its wholly-owned subsidiary BISYS Fund Services, L.P., serves as the Company's administrator and assists generally in supervising the Funds' operations. Their offices are located at 150 Clove Road, Little Falls, New Jersey 07424 and 3435 Stelzer Road, Columbus, Ohio 43219. Prior to November 1, 1996, Concord Holding Corporation, an indirect, wholly-owned subsidiary of the current Administrator, served as administrator.

Under its basic administrative services agreement for the Funds, the Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services that are for the benefit of all series of shares in the Funds, including coordination of reports to shareholders and the Securities and Exchange Commission; calculation of the net asset value of the Funds' shares and dividends and capital gains distributions to shareholders; payment of the costs of maintaining the Funds' offices; preparation of tax returns; provision of internal legal and accounting compliance services; maintenance (or oversight of the maintenance by others approved by the Board of Directors) of the Funds' books and records; and the provision of various services for shareholders who have made a minimum initial investment of at least $500,000, including the provision of a facility to receive purchase and redemption orders for the accounts of such shareholders.

For its administrative services the Administrator is entitled to receive an administration fee computed daily and payable monthly at the following annual rates: .10% of the first $7 billion of each Fund's net assets, plus .09% of the next $3 billion of each Fund's net assets, plus .08% of each Fund's net assets over $10 billion. This amount may be reduced pursuant to certain undertakings by the Administrator described below under "Fee Waivers." For the fiscal year ended February 28, 1997, the Prime Fund and Treasury Fund paid the Administrator administration fees at the effective annual rates of .___% and .___% of such Funds' respective average daily net assets.

Pursuant to the authority granted in its agreement with the Company, the Administrator has entered into an agreement with The Bank of New York under which the bank performs certain of the services listed above--e.g. calculating the net asset value of the Funds' shares and dividends to shareholders and maintaining the Funds' books and records. The Funds bear all fees and expenses charged by The Bank of New York for these services.

Distributor. Concord Financial Group, Inc. (the "Distributor") is the principal underwriter and distributor of shares of the Funds. The Distributor is an indirect, wholly-owned subsidiary of the Administrator organized to distribute shares of mutual funds to institutional and retail investors. Its offices are located at 3435 Stelzer Road, Columbus, Ohio 43219.

The Distributor makes a continuous offering of the Funds' shares and bears the costs and expenses of printing and distributing to selected dealers and prospective investors copies of any prospectuses, statements of additional information and annual and interim reports of the Funds (after such items have been prepared and set in type by the Funds) which are used in connection with the offering of shares, and the costs and expenses of preparing, printing and distributing any other literature used by the Distributor or furnished by it for use by selected dealers in connection with the offering of the Funds' shares for sale to the public.

Custodian and Transfer Agent. The Bank of New York, located at 90 Washington Street, New York, New York 10286, serves as custodian for the Funds and Bank of America National Trust and Savings Association serves as their sub-custodian. BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, OH 43219 (the "Transfer Agent") a wholly-owned subsidiary of the Administrator, serves as the Funds' transfer agent and dividend disbursing agent. The Company has also entered into a Cash Management and Related Services Agreement with The Bank of New York pursuant to which The Bank of New York receives and disburses funds in connection with the purchase and redemption of, and the payment of dividends and other distributions with respect to the Funds' shares.

Distribution and Services Plan. Under the Distribution and Services Plan, the Prime and Treasury Funds pay the Distributor for distribution expenses primarily intended to result in the sale of such Funds' Y Shares and for shareholder servicing expenses. Such distribution expenses include expenses incurred in connection with advertising and marketing each Fund's Class Y Shares; payments to Service Organizations for assistance in connection with the distribution of Y Shares; and expenses incurred in connection with preparing, printing and distributing prospectuses for the Funds (except those used for regulatory purposes or for distribution to existing shareholders of the Funds) and in implementing and operating the Distribution and Services Plan. Shareholder servicing expenses include expenses incurred in connection with shareholder services provided by the Distributor and payments to Service Organizations for the provision of support services with respect to the beneficial owners of Y Shares, such as establishing and maintaining accounts and records relating to their clients who invest in Y Shares, assisting clients in processing exchange and redemption requests, developing, maintaining and supporting systems necessary to support cash management services, such as Sweep Accounts and/or in changing dividend options and account descriptions and responding to client inquiries concerning their investments.

Under the Distribution and Services Plan, payments by the Prime and Treasury Funds for distribution expenses and shareholder servicing expenses may not exceed the annual rate of up to 0.75% and 0.25%, respectively of the average daily net assets of such Funds' Y Shares. These amounts may be reduced pursuant to undertakings by the Distributor. Payments for distribution expenses under the Distribution and Services Plan are subject to Rule 12b-1 under the 1940 Act. As stated below under "Description of Shares," fees pursuant to the Distribution and Services Plan are borne by the S, X and Y Shares of the Prime and Treasury Funds and are not paid with respect to such Funds' other series of shares.

The Company will obtain a representation from the Service Organizations (and from Bank of America and the Distributor) that they are or will be licensed as dealers as required by applicable law or will not engage in activities which would require them to be so licensed.

Fee Waivers. Except as noted in this Prospectus and the Statement of Additional Information, the Funds' service contractors bear all expenses in connection with the performance of their services and the Funds bear the expenses incurred in their operations. From time to time during the course of the Funds' fiscal year, the Administrator and/or the Investment Adviser may prospectively waive payment of fees and/or assume certain expenses of a Fund as a result of competitive pressures and in order to protect the business and reputation of the Administrator and Investment Adviser. This will have the effect of lowering the overall expense ratio of the Fund involved and of increasing such Fund's yield to investors at the time such fees are not received or amounts are assumed and of increasing the overall expense ratio of such Fund and of decreasing yield to investors when such fees are not waived or amounts are not reimbursed.

Purchase and Redemption of Shares

How Y Shares Are Purchased. Y Shares of the Prime and Treasury Funds are offered by this Prospectus to institutional customers of Bank of America, its banking or brokerage affiliates or Service Organizations that establish cash management services, such as a Sweep Account with Bank of America or a Service Organization. Each Sweep Account combines a Transaction Account with a periodic sweep of balances to or from the Prime and Treasury Funds. Investors may open a Sweep Account by completing and signing the appropriate Sweep Materials. The Sweep Materials contain important information about the various features and operations of the Sweep Account and should be reviewed in conjunction with this Prospectus.

Y Shares may be purchased on any Business Day (as defined below) that Bank of America and the particular Service Organization are open for business by making a deposit into your Transaction Account. On each day that both the Prime and Treasury Funds' custodian and the New York Stock Exchange (the "Exchange") are open for business (a "Business Day") and Bank of America, its affiliates and a Service Organization are open for business, Bank of America, its affiliates or a Service Organization computes the net amount of all deposits, withdrawals, charges and credits made to and from a Transaction Account in accordance with their Sweep Account procedures (the "Net Sweep Amount"). If deposits and credits exceed withdrawals and charges, you authorize Bank of America, its affiliates or a Service Organization, on your behalf, to transmit a purchase order to the Fund designated in your Sweep Account in the amount of that day's Net Sweep Amount in accordance with the Sweep Account procedures of Bank of America, its affiliates or a Service Organization. Your purchase order will be made effective and full and fractional Y Shares will be purchased at the net asset value per share next determined after receipt by the Transfer Agent. It is the responsibility of Bank of America, its affiliates or a Service Organization to transmit orders for the purchases of Y Shares by its customers to the Transfer Agent and deliver required funds on a timely basis, in accordance with the procedures stated above. Share purchases and redemptions executed through Bank of America, its affiliates or a Service Organization are executed only on Business Days that Bank of America, its affiliates or a Service Organization, respectively, is open for business.

Contact Bank of America, its affiliates or your Service Organization for additional information about Bank of America's, its affiliates or the Service Organization's Sweep Account procedures.

How Y Shares Are Redeemed. If, on any Business Day Bank of America, its affiliates or the particular Service Organization, as applicable, is open for business, withdrawals and charges to your Sweep Account, including without limitation check transactions, exceed deposits and credits, Bank of America, its affiliates or the particular Service Organization, as applicable, will transmit a redemption order on your behalf to the Fund in the dollar amount of that day's Net Sweep Amount. If your Sweep Account with Bank of America, its affiliates or the particular Service Organization, as applicable, is closed as described in the Sweep Materials, Bank of America, its affiliates or the particular Service Organization, as applicable, will normally transmit a redemption request on your behalf to the Fund for the balance of the Y Shares of the Fund held through your Sweep Account. Redemptions are effected by the Company on a Business Day at the net asset value per share next determined after receipt of the redemption order by the Transfer Agent. It is the responsibility of Bank of America, its affiliates or the particular Service Organization to transmit the redemption order and credit its customer's Transaction Account with the redemption proceeds on a timely basis. Bank of America, its affiliates or the Service Organization may withhold redemption proceeds pending check collection or processing or for other reasons all as set forth more fully in the Sweep Materials.

Other Redemption Information. Redemption orders are effected on a Business Day at the net asset value per share next determined after receipt of the order by the Transfer Agent. The Funds will make payment for all shares redeemed after receipt by the Transfer Agent of a request in proper form, except as provided by the rules of the Securities and Exchange Commission. A Fund may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of its shares) for such periods as are permitted under the Investment Company Act of 1940. During the period prior to the time shares are redeemed dividends on such shares will accrue and be payable, and an investor will be entitled to exercise all other rights of beneficial ownership. The Funds impose no charge when Y Shares are redeemed.

Net Asset Value. The net asset value per share of the Y Shares of the Prime and Treasury Funds is the value of all securities and other assets owned by a Fund that are allocable to the Y Share class, less the liabilities charged to such class, divided by the number of outstanding shares of such class. The net asset value per share of the Funds is determined on each Business Day as of 2:30 p.m. Eastern time and the close of regular trading hours on the Exchange (or 4:00 p.m. Eastern time if the Exchange is closed). In computing net asset value, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under "Purchase and Redemption of Shares." The net asset value per share for each Fund for purposes of pricing purchase and redemption orders is determined independently of that for other portfolios of the Company.

Additional Shareholder Services

Certain optional services available to persons who invest directly in Pacific Horizon Shares of a Fund, including but not limited to certain exchange privileges which allow shareholders to exchange their Fund shares for shares of other funds in the Company, an automatic investment program, automatic withdrawal program, and direct deposit program, are not available to persons who invest directly in Horizon, Horizon Service, X, S or Y Shares of the Prime and Treasury Funds.

Dividends and Distributions

The shareholders of a Fund are entitled to dividends and distributions arising from the net investment income and net realized gains, if any, earned on investments held by the Fund involved. Generally, each Fund's net income is declared daily as a dividend. Shares begin accruing dividends on the day the purchase order for the shares is executed and continue to accrue dividends through and including the day before the redemption order for the shares is executed. Dividends are paid within five business days after the end of each month. Although the Funds do not expect to realize net long-term capital gains, any such capital gains as may be realized will be distributed no more than twice a year after reduction for any available capital loss carry-forward.

Dividends are paid in the form of additional full and fractional shares of the same series as the shares on which the dividends are declared at the net asset value of such shares on the payment date. Reinvestment dividends receive the same tax treatment as dividends of other series paid in cash.

Taxes

Federal. During its most recent taxable year, each Fund qualified separately as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"), and each Fund intends to so qualify in future years, as long as such qualification is in the best interest of its shareholders. As a result of this qualification, each Fund generally is not required to pay federal income taxes to the extent its earnings are distributed in accordance with the Code.

In connection with such tax qualification, each Fund contemplates declaring as dividends at least 90% of its investment company taxable income for each taxable year. An investor of any Fund who receives a dividend derived from investment company taxable income (including any excess of net short-term capital gain over net long-term capital loss) treats it as a receipt of ordinary income in the computation of his gross income, whether such dividend is paid in the form of cash or additional shares of a Fund. Because all of the net investment income of the Funds is expected to be derived from earned interest, it is anticipated that all dividends paid by the Funds will be taxable as ordinary income to shareholders who are not exempt from federal income taxes and that no part of any distribution paid by the Funds will be eligible for the dividends received deduction for corporations.

Although the Funds anticipate that they will not have net long-term capital gain, any distribution of a Fund's excess of net long-term capital gain over its net short-term capital loss will be taxable to shareholders of that Fund as long-term capital gain, regardless of how long the shareholder has held shares of the Fund.

Dividends declared in October, November or December of any calendar year payable to shareholders of record on a specified date in December will be deemed for federal tax purposes to have been paid by the Funds and received by the shareholders on December 31 of such year, if such dividends are paid during January of the following year.

The foregoing is only a brief summary of some of the important federal income tax considerations generally affecting the Funds and their shareholders, and is based on federal tax laws and regulations which are in effect as of the date of this Prospectus. Such laws and regulations may be changed by legislative or administrative actions. Additional tax information of relevance to particular investors is contained in the Statement of Additional Information. Potential investors in the Funds should consult their tax advisers with specific reference to their own tax situation. Shareholders will be advised at least annually as to the federal income tax consequences of dividends and distributions made each year.

State and Local. Investors are advised to consult their tax advisers concerning the application of state and local taxes, which may have different consequences from those of the federal income tax law described above.

Description of Shares

The Company was organized on October 27, 1982 as a Maryland corporation, and is registered under the Investment Company Act of 1940 as an open-end management company. On March 30, 1984 the Company commenced its public sale of shares (Pacific Horizon Shares) in each of the Prime Fund and Treasury Fund, which were originally called "Money Market Portfolio" and "Government Money Market Portfolio," respectively. The Predecessor Prime Fund and Predecessor Treasury Fund originally commenced operations on July 10, 1987 as separate portfolios of The Horizon Funds, a Massachusetts business trust. On January 19, 1990, the Predecessor Prime Fund and the Predecessor Treasury Fund were combined with the Money Market Portfolio and Government Money Market Portfolio, respectively, of the Company; the Company changed the names of its resulting portfolios to "Prime Fund" and "Treasury Fund"; and, in addition to continuing its offering of Pacific Horizon Shares in such Funds, the Company began offering Horizon Shares and Horizon Service Shares in the Prime and Treasury Funds. On July 22, 1996, the Company began offering X Shares in the Prime and Treasury Funds and on April 7, 1997, the Company began offering S Shares in the Prime Fund. The Company has also classified an S share class of the Treasury Fund and a Y Share class of the Prime and Treasury Funds. X Shares are offered to retail customers who purchase such shares through a sweep account offered by BA Investment Services, Inc. and certain Service Organizations. Pacific Horizon Shares may be purchased directly from the Distributor by clients of Bank of America through their qualified trust and agency accounts or by clients of Service Organizations. Horizon and Horizon Service Shares may be purchased through institutions. S Shares may be purchased by retail investors who purchase such shares through a sweep account offered by Bank of America or its affiliates and certain Service Organizations.

The Company's charter authorizes the Board of Directors to issue up to four hundred billion full and fractional shares of capital stock, and to classify and reclassify any authorized and unissued shares into one or more classes of shares. The Board of Directors may similarly classify or reclassify any class of shares into one or more series.

Pursuant to such authority, the Board of Directors has authorized the issuance of the following series of shares representing interests in the Funds, each of which is classified as a diversified company under the Investment Company Act of 1940: twenty billion X Shares, twenty billion S Shares, twenty billion Horizon Shares, twenty billion Horizon Service Shares, twenty billion Pacific Horizon Shares and twenty billion Y Shares representing interests in the Prime Fund; and ten billion X Shares, ten billion S Shares, ten billion Horizon Shares, ten billion Horizon Service Shares, ten billion Pacific Horizon Shares and ten billion Y Shares representing interests in the Treasury Fund. Pacific Horizon Shares, X Shares, Horizon Shares, Horizon Service Shares and S Shares of the Funds are described in separate Prospectuses available from the Distributor at the telephone number on the cover of this Prospectus. The Board of Directors has also authorized the issuance of additional classes of shares representing interests in other investment portfolios of the Company, which are likewise described in separate Prospectuses available from the Distributor. This Prospectus relates primarily to the Y Shares of the Prime and Treasury Funds and describes only the investment objectives and policies, operations, contracts and other matters relating to such shares.

Each Horizon Share, Horizon Service Share, Pacific Horizon Share, S Share, X Share and Y Share in a Fund has a par value of $.001, and, except as noted below, is entitled to participate equally in the dividends and distributions declared by the Board of Directors with respect to such Fund and in the net distributable assets of such Fund on liquidation. Holders of Y Shares bear the fees described in this Prospectus that are paid to the Distributor and Service Organizations by the Funds under the Company's Distribution and Services Plan. Similarly, holders of the Funds' X Shares and S Shares bear the fees described in the prospectuses relating to such shares that are paid to the Distributor and

Service Organization by such Fund or by the same Plan. The fees paid under the Distribution and Services Plan are for distribution and shareholder services and are paid to the Distributor and Shareholder Service Organizations in connection with X, S and Y Shares of the Funds, and are not paid by the Funds' Horizon, Horizon Service or Pacific Horizon Shares. Holders of a Fund's Horizon Service Shares bear the fees described in the Prospectus for such shares that are paid to Shareholder Organizations by the Fund, under the Company's Shareholder Services Plan. Similarly, holders of the Funds' Pacific Horizon Shares bear the fees described in the Prospectus for such shares that are paid to Shareholder Organizations by the Fund under the Company's Special Management Services Plan for Pacific Horizon Shares. Holders of Horizon Shares are not subject to fees such as those paid under the Shareholder Services Plan or the Special Management Services Plan.

As a result of the different fees borne by the various series of shares in a Fund, at any given time, absent waivers of any class-specific fees or expenses, the net yield on the Prime and Treasury Funds' Y Shares generally will be approximately 0.68% lower than the yield on the same Fund's Pacific Horizon Shares, 0.75% lower than the yield on the same Fund's Horizon Service Shares, 1.00% lower than the yield on the same Fund's Horizon Shares, 0.45% lower than the yield on the same Fund's X Shares and equal to the yield on the same Fund's S Shares.

Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held, and will vote in the aggregate and not by class or series except as otherwise required by law or when class voting is permitted by the Board of Directors. It is contemplated that all shareholders of a Fund will vote together as a single class on matters relating to the Fund's investment advisory agreement and on any change in its fundamental investment limitations. Only holders of Horizon Service Shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Funds' Shareholder Services Plan. Only holders of particular S, X and Y Shares, if affected by changes to such Plan, will be entitled to vote on matters submitted to a vote of shareholders pertaining to a Fund's Distribution and Services Plan relating to the particular series. Only holders of Pacific Horizon Shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Funds' Special Management Services Plan. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant at its discretion. When issued for payment as described in this Prospectus, shares will be fully paid and non-assessable. Certificates for shares will not be issued.

The Company does not presently intend to hold annual meetings of shareholders for the election of directors and other business unless and until such time as less than a majority of the directors holding office have been elected by the shareholders of the Company, at which time the directors then in office will call a shareholders' meeting for the election of directors. Under certain circumstances, however, shareholders have the right to call a meeting of shareholders to consider the removal of one or more directors and such meetings will be called when requested by the holders of record of 10% or more of the Company's outstanding shares of common stock. To the extent required by law and the Company's undertaking with the Securities and Exchange Commission, the Company will assist in shareholder communications in such matters. Shares have cumulative voting rights to the extent that may be required by applicable law.

                          PACIFIC HORIZON MUTUAL FUNDS

                                 Y Shares of the
                                 Prime Fund and
                                  Treasury Fund


                                   PROSPECTUS

                                           , 1997
                              ---------- --
                                NOT FDIC INSURED

                           PACIFIC HORIZON FUNDS, INC.
                  Y Shares of the Prime Fund and Treasury Fund

Part B

Item No..............................................Heading
-------                                              -------

10. Cover Page...................................... Cover Page

11. Table of Contents............................... Table of Contents

12. General Information and History................. The Company

13. Investment Objectives and Policies.............. Investment Objectives and
                                                     Policies

14. Management of the Fund.......................... Management of the Funds

15. Control Persons and Principal Holders of         Management of the Funds;
    Securities...................................... Miscellaneous

16. Investment Advisory and Other Services ......... Management of the Funds;
                                                     Investment Adviser;
                                                     Administrator; Distributor;
                                                     Custodian; Accounting Agent
                                                     and Transfer Agent

17. Brokerage Allocation and Other Practices ....... Portfolio Transactions

18. Capital Stock and Other Securities.............. General Information;
                                                     Description of Shares

19. Purchase, Redemption and Pricing of ............ Purchase and
    Securities Being Offered                         Redemption of Shares

20. Tax Status...................................... Taxes

21. Underwriters.................................... Management of the Funds;
                                                     Distributor

22. Calculation of Performance Data................. Yield Information

                           PACIFIC HORIZON FUNDS, INC.

                                    Y Shares
                                     of the
                          Prime Fund and Treasury Fund
                                           , 1997

                       Statement Of Additional Information

                                TABLE OF CONTENTS

                                                                           PAGE

The Company..............................................................   2
Investment Objectives and Policies.......................................   2
Purchase and Redemption of Shares........................................   14
Management of the Funds..................................................   19
Taxes....................................................................   34
Yield Information........................................................   37
General Information......................................................   38
Appendix A...............................................................   A-1

                            -------------------------

     This Statement of Additional Information applies to the Y Shares of the Prime Fund and Treasury Fund (the "Funds") of Pacific Horizon Funds, Inc. (the "Company"). This Statement of Additional Information is meant to be read in
conjunction with the Prospectus dated       , 1997 with respect to the Funds, as
the same may from time to time be revised (individually, a "Prospectus" and collectively, the "Prospectuses"), and is incorporated by reference in its entirety into such Prospectus. Because this Statement of Additional Information is not itself a Prospectus, no investment in shares of any Fund should be made solely upon the information contained herein. Copies of the Prospectus relating to the Company's Y Shares may be obtained by calling Concord Financial Group, Inc. at (800) 332-3863. Capitalized terms used but not defined herein have the same meanings as in the Prospectuses.

                                   THE COMPANY

          The Company was organized on October 27, 1982 as a Maryland corporation and commenced its public sale of shares (Pacific Horizon Shares) on March 30, 1984 in each of the Prime Fund and Treasury Fund, which were originally called "Money Market Portfolio" and "Government Money Market Portfolio," respectively. On January 19, 1990 the Prime Fund and Treasury Fund of The Horizon Funds, a Massachusetts business trust (sometimes called the "Predecessor Prime Fund" and "Predecessor Treasury Fund," respectively), were combined with the Money Market Portfolio and Government Money Market Portfolio, respectively, of the Company; the Company changed the names of its resulting portfolios to "Prime Fund" and "Treasury Fund"; and the Company began offering Horizon Shares and Horizon Service Shares in such Funds. On July 22, 1996, the
Prime Fund and Treasury Fund began offering X Shares. On April   , 1997, the
Prime Fund began offering S Shares.

          The Company offers other classes of shares, including Pacific Horizon Shares, Horizon Shares, Horizon Services Shares, X Shares and S Shares, in the Prime and Treasury Funds and also offers other series of shares in other investment portfolios which are described in separate prospectuses and statements of additional information. For further information, contact the Distributor at the telephone number stated on the cover page of this statement of additional information.

                       INVESTMENT OBJECTIVES AND POLICIES

          The Prospectus for each Fund describes the investment objective of the Fund to which it applies. The following information supplements the descriptions of the investment objective and policies in the Prospectus for the Funds.

Portfolio Transactions

          Subject to the general control of the Company's Board of Directors, Bank of America National Trust and Savings Association ("Bank of America") is responsible for, makes decisions with respect to and places orders for all purchases and sales of portfolio securities for each Fund. Securities purchased and sold by each Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. During their last three fiscal periods, the Prime Fund and Treasury Fund did not pay any brokerage commissions. The cost of securities purchased by the Funds from underwriters generally includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

          In executing portfolio transactions and selecting brokers or dealers, it is the Company's policy to seek the best overall terms available. The investment advisory agreement between the Company and Bank of America provides that, in assessing the best overall terms available for any transaction, Bank of America shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the investment advisory agreement authorizes Bank of America, subject to the approval of the Company's Board of Directors, to cause the Company to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that such commission is deemed reasonable in terms of either that particular transaction or the overall responsibilities of Bank of America to the particular Fund and the Company. Brokerage and research services may include: (1) advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities, and
(2) analyses and reports concerning industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.

          The Directors will periodically review the commissions paid by the Company to consider whether the commissions, if any, paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Company. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Company or any given Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other accounts or investment companies.

          Brokerage or research services so received are in addition to and not in lieu of services required to be performed by Bank of America and do not reduce the advisory fee payable to Bank of America by the Company. Such services may be useful to Bank of America in serving both the Company and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Bank of America in carrying out its obligations to the Company. The Company will not acquire certificates of deposit or other securities issued by Bank of America or its affiliates, and will give no preference to certificates of deposit or other securities issued by Shareholder Service or Distribution Organizations (as defined below). In addition, portfolio securities in general will be purchased from and sold to Bank of America, Concord Financial Group, Inc. (the "Distributor") and their affiliates acting as principal underwriter, syndicate member, market-maker, dealer, broker or in any other similar capacity, provided such purchase, sale or dealing is permitted under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder.

          A Fund's annual portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the Fund's portfolio securities. The calculation excludes all securities the maturities of which at the time of acquisition were thirteen months or less. There is not expected to be any portfolio turnover for the Funds for regulatory reporting purposes.

          A Fund may participate, if and when practicable, in bidding for the purchase of securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. Any such Fund will engage in this practice only when Bank of America, in its sole discretion, subject to guidelines adopted by the Board of Directors, believes such practice to be in the Fund's interest.

          Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Board of Directors or Bank of America, pursuant to guidelines established by the Board, will promptly consider such an event in determining whether the Fund involved should continue to hold the obligation, but will only continue to hold the obligation if retention is in accordance with the interests of the Fund and applicable regulations of the SEC. In addition, it is possible that unregistered securities purchased by a Fund in reliance upon Rule 144A under the Securities Act of 1933 (the "1933 Act") could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

          To the extent permitted by law, Bank of America may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or common trust funds in order to obtain best execution.

          The Company is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Company as of the close of its most recent fiscal year. As of February 28, 1997:

(a) the Treasury Fund held the following securities: [ ]; (b) the Government Fund held the following securities: [ ] (c) the Prime Fund held the following securities: [ ] (d) the U.S. Government Securities Fund held the following securities: [ ] (e) the Corporate Bond Fund held the following securities: [ ]
(f) the Intermediate Bond Master Portfolio held the following securities: [ ]
(g) the Blue Chip Master Portfolio held the following securities: [ ] and (h) the Asset Allocation Master Portfolio held the following securities: [ ]

          Merrill Lynch & Co., Inc., Goldman, Sachs & Co., Bear Stearns Co., Inc., Morgan Stanley & Co. Incorporated, Shearson Lehman Brothers, Inc., Dean Witter Reynolds, Inc. and Paine Webber are considered to be regular brokers and dealers of the Company.

Portfolio Instruments

          Certificates of Deposit, Bankers' Acceptances, Commercial Paper and Short-Term Notes. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specific return. Bankers' acceptances are negotiable deposits or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). Certificates of deposit and bankers' acceptances acquired by a Fund will be dollar-denominated obligations of domestic or foreign banks having total assets at the time of purchase (including assets of both domestic and foreign branches) in excess of $2.5 billion. Commercial paper consists of unsecured promissory notes issued by corporations. Short-term notes acquired by a Fund may be issued by commercial or investment banking firms, financing companies or industrial or manufacturing concerns. Commercial paper and short-term notes, except for variable and floating rate instruments, will normally have maturities of nine months or less and fixed rates of return, although such instruments may have maturities of up to thirteen months. Commercial paper and short-term notes will consist of issues which, with respect to the Prime and Treasury Funds are "First Tier Securities" as defined by the SEC. First Tier Securities consist of instruments that are either rated at the time of purchase in the top rating category by one or more unaffiliated nationally recognized statistical rating organizations ("NRSROs") or issued by issuers with such ratings. Eligible Securities consist of instruments that are either rated at the time of purchase in the top two rating categories by one or more unaffiliated NRSROs or issued by issuers with such ratings. See the Appendix to this statement of additional information for a description of the applicable NRSRO ratings. Unrated instruments (including instruments with long-term but no short-term ratings) purchased by a Fund will be of comparable quality as determined by Bank of America pursuant to guidelines approved by the Board of Directors and Bank of America.

          Holding Euro CDs, Yankee CDs, Yankee BAs, Yankee Euros, commercial paper or other obligations of foreign issuers may subject a Fund to investment risks that are different in some respects from those incurred by a Fund which invests only in obligations of domestic issuers. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

          Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

          As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to the Euro CDs, Yankee CDs, Yankee BAs, Yankee Euros and other foreign bank obligations that a Fund may acquire.

          U.S. Government Obligations. Obligations of the U.S. Government and its agencies and instrumentalities include Treasury bills, certificates of indebtedness, notes and bonds, Treasury strips, and issues of such entities as the Federal Home Loan Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, Resolution Funding Corporation, Tennessee Valley Authority and Federal National

Mortgage Association. The Prime and Treasury Funds will not acquire obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank.

          Government National Mortgage Association ("GNMA") certificates are U.S. Government agency mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans, issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. GNMA certificates differ from bonds in that principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity. GNMA certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the certificate. In addition to GNMA certificates, mortgage-backed securities issued by the Federal National Mortgage Association ("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC") may also be acquired. Securities issued and guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the United States. If either fixed or variable rate pass-through securities issued by the U.S. Government or its agencies or instrumentalities are developed in the future, the Prime, Government, and Tax-Exempt Money Funds reserve the right to invest in them, after making appropriate disclosure to investors. Certain securities issued by all governmental agencies may be prepaid. Prepayment of mortgages underlying most mortgage-backed securities may reduce their current yield and total return. During periods of declining interest rates, such prepayments can be expected to accelerate and the Funds would be required to reinvest the proceeds at the lower interest rates then available.

          Variable and Floating Rate Instruments. The Funds may acquire variable and floating rate instruments as described in their Prospectus. Variable and floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the investment adviser under guidelines established by the Company's Board of Directors to be of comparable quality at the time of purchase to rated instruments eligible for purchase by such Fund. In making such determinations, the investment adviser will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may not be an active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for a Fund to dispose of the variable or floating rate instrument involved. In the event the issuer of the instrument defaulted on its payment obligations, the Fund involved could, for this or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit and may have maturities of more than thirteen months. In determining a Fund's average weighted maturity and whether a variable or floating rate instrument has a remaining maturity of thirteen months or less, each variable rate instrument having a demand feature that entitles the Fund to receive the principal amount thereof at any time, or at specified intervals not exceeding thirteen months, in each case on not more than thirty days' notice, shall be deemed by the Company to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand; each variable rate instrument not having such a demand feature but having a stated maturity of thirteen months or less or issued or guaranteed by the U.S. Government or its agencies will be deemed to have a maturity equal to the period remaining until the next interest rate adjustment; each floating rate instrument having a demand feature that entitles the Fund to receive the principal amount thereof at any time, or at specified intervals not exceeding thirteen months, in each case on not more than thirty days' notice, shall be deemed to have a maturity equal to the period of time remaining until the principal amount owed can be recovered through demand. Variable and floating rate instruments which are not payable upon seven days' notice and which do not have an active trading market are considered illiquid securities.

          Ratings and Issuer's Obligations. The ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group, Division of McGraw Hill ("S&P"), Duff & Phelps Credit Rating Co. ("D&P"), Fitch Investors Service, Inc. ("Fitch"), Thomson Bankwatch, Inc. ("Thomson") and IBCA Limited and IBCA Inc. ("IBCA") represent their opinions as to the quality of debt securities. However, ratings are general and are not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield.

          An issuer's obligations under its debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or, in the case of governmental entities, upon the ability of such entities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its debt securities may be materially adversely affected by litigation or other conditions.

          Municipal Securities. The purchase of securities issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, authorities, agencies and instrumentalities, the interest on which is exempt from regular Federal income tax in the opinion of bond counselor to the issuer ("Municipal Securities") by the Prime Fund may be advantageous when, as a result of prevailing economic, regulatory or other circumstances, the yield on such securities, on a pre-tax basis, is comparable to that of other short-term money market instruments that the Fund may purchase. Dividends paid by the Prime Fund that are derived from interest on Municipal Securities would be taxable to the Fund's shareholders for federal income tax purposes.

          Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities. In addition certain types of private activity bonds are issued by or on behalf of public authorities to finance various privately-operated facilities. Municipal Securities also include short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term loan obligations. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

          There are variations in the quality of Municipal Securities between classifications (such as general obligation, revenue and moral obligation issues) and within a particular classification, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. It should also be noted, with respect to all Municipal Securities issued after August 15, 1986 (August 31, 1986 in the case of certain bonds), that the issuer must comply with certain rules formerly applicable only to "industrial development bonds" which, if the issuer fails to observe them, could cause interest on the Municipal Securities to become taxable retroactive to the date of issue.

          The payment of principal and interest on most Municipal Securities purchased by the Prime Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer."

          Repurchase Agreements. The Prime Fund and Treasury Fund may enter into repurchase agreements with respect to their portfolio securities as indicated in the Prospectus. Pursuant to such agreements, a Fund purchases securities from financial institutions such as banks and broker-dealers which are deemed to be creditworthy by the investment adviser under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a specified date and price. No Fund will enter into repurchase agreements with Bank of America or Bank of America's affiliates, nor will any Fund give preference to repurchase agreements with Distribution Organizations (as defined below), Shareholder Organizations or Service Organizations. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Funds' custodian or a sub-custodian or in the Federal Reserve/Treasury book-entry system, and a Fund will make payment for such securities only upon receipt of evidence of physical delivery of the securities or of such book entry. The seller under a repurchase agreement will be required to deliver instruments the value of which is 102% of the repurchase price (excluding accrued interest), provided that notwithstanding such requirement, the adviser shall require that the value of the collateral, after transaction costs (including loss of interest reasonably expected to be incurred on a default), shall be equal to or greater than the resale price (including interest) provided in the agreement. If the seller defaulted on its repurchase obligation, the Fund holding the repurchase agreement would suffer a loss to the extent that the proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the particular Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

          Reverse Repurchase Agreements. The Funds may also enter into reverse repurchase agreements with respect to their securities. Whenever a Fund enters into a reverse repurchase agreement, it will place in a segregated account maintained with its custodian cash, U.S. Government securities and other liquid high-grade debt securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account for maintenance of such equivalent value. Reverse repurchase agreements are considered to be borrowings by a Fund under the Investment Company Act of 1940.

Investment Practices

          When-Issued Securities, Forward Commitments and Delayed Settlements. The Funds may purchase securities on a "when- issued," "forward commitment" or "delayed" settlement basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when-issued, forward commitment or delayed settlement basis, its custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets (cash or liquid securities) in the separate account so that the value of the account remains equal to the amount of such Fund's commitment. The Funds do not intend to engage in these transactions for speculative purposes but only in furtherance of their investment objectives. Because a Fund will set aside cash or liquid investments to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the investment adviser to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 25% of the value of its assets.

          A Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss.

          When a Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The market value of the securities underlying a when- issued purchase, a forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

          Loans of Securities. The Prime Fund may lend their securities to brokers, dealers and financial institutions, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit which is marked to the market daily to ensure that each loan is fully collateralized at all times; (2) the Fund may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Fund will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed 30% of the total assets of the Fund.

          The Prime Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short term money market instruments. In connection with lending securities, the Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

Additional Information

          The investment adviser's own investment portfolios may include bank certificates of deposit, bankers' acceptances, corporate debt obligations, equity securities and other investments any of which may also be purchased by a fund of the Company. The Fund may also invest in securities, interests or obligations of companies or entities which have a deposit, loan, commercial banking or other business relationship with Bank of America or any of its affiliates (including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities purchased by a fund of the Company).

Investment Limitations

          The Prospectuses for each Fund sets forth certain fundamental policies that may not be changed with respect to such Fund without the affirmative vote of the holders of the majority of the Fund's outstanding shares (as defined below under "Miscellaneous"). Similarly, the following enumerated additional fundamental policies may not be changed with respect to a Fund without such a vote of shareholders.

The Prime Fund may not:

          1. Purchase securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if immediately thereafter more than 15% of its total assets would be invested in certificates of deposit or bankers' acceptances of any one bank, or more than 5% of its total assets would be invested in other securities of any one bank or the securities of any other issuer (except that up to 25% of the Fund's total assets may be invested without regard to this limitation).

          In accordance with current regulations of the SEC, the Prime Fund presently intends to limit its investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Fund's total assets at the time of purchase, provided that the Fund may invest up to 25% of its total assets in the securities of any one issuer for a period that does not exceed three business days. This intention is not, however, a fundamental policy of the Fund.

The Prime Fund and Treasury Fund may not:

          1. Purchase or sell real estate (however, a Fund may, to the extent appropriate to its investment objective, purchase securities issued by companies investing in real estate or interests therein).

          2. Underwrite the securities of other issuers.

          3. Purchase securities of companies for the purpose of exercising control.

          4. Purchase securities on margin, make short sales of securities or maintain a short position.

          5. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets.

          6. Make loans except that (i) a Fund may purchase or hold debt instruments and enter into repurchase agreements pursuant to its investment objective and policies, and (ii) the Prime Fund may lend portfolio securities.

                          *         *         *

          If a percentage restriction is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

          For purposes of Investment Limitation P. 1 relating to the Prime Fund in this Statement of Additional Information, the Prime Fund treats, in accordance with the current views of the staff of the SEC and as a matter of non-fundamental policy that may be changed without a vote of shareholders, all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry.

          For purposes of Investment Limitation P. 6 of this Statement of Additional Information with respect to the Prime Fund and Treasury Fund, the Funds may hold debt instruments whether such instruments are part of a public offering or privately negotiated.

                        PURCHASE AND REDEMPTION OF SHARES

In General

          The Company or its transfer agent may require any information reasonably necessary to evidence that a redemption has been duly authorized. Under the 1940 Act any of the Funds may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), during which trading on such Exchange is restricted, during which an emergency exists (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of portfolio securities is not reasonably practicable or for such other periods as the SEC may permit. A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

          In addition a Fund may redeem shares involuntarily in certain instances if such redemption is appropriate to carry out the Company's responsibilities under the 1940 Act. If the Board of Directors determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in readily-marketable securities or other property. In such an event a shareholder would incur transaction costs in selling the securities or other property. See "Net Asset Value" below for an example of when such form of payment might be appropriate. The Company has committed that it will pay all redemption requests by a shareholder of record in cash, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the Company's net asset value at the beginning of such period.

          Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a "Master Account"). Institutions investing in more than one Fund offered by the Company must maintain a separate Master Account for each Fund. Institutions may arrange with the Funds' transfer agent for certain sub-accounting services (such as purchase, redemption and dividend record keeping).

National Banking Regulations

          The Comptroller of the Currency has ruled that a national bank may invest in shares of an investment company to the extent that the portfolio of such company consists of investments in which the bank might invest directly. As a national bank could invest directly without limitation in general obligations of the U.S. Treasury and the portfolio of the Treasury Fund is limited to such investments, national banks may acquire shares of the Treasury Fund without limitation.

          In addition, the regulations of the Comptroller of the Currency provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. In the opinion of the Company's counsel, the purchase of shares of the Funds by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account. Prospective investors should consult their advisers regarding the law applicable to their purchase of shares.

Net Asset Value

          In General. Each Fund's net asset value per share is calculated by dividing the total value of the assets belonging to the Fund, less the value of any liabilities applicable to the Fund, by the total number of outstanding shares of that Fund. Each Fund's net asset value is calculated separately from each of the other of the Company's Fund's net asset value. "Assets belonging to" a Fund consist of the consideration received upon the issuance of shares representing interests in the Fund together with all income, earnings, profits and proceeds derived from the investment thereof, any proceeds from the sale, exchange or liquidation of such investments, any funds or payments derived from any re-investment of such proceeds, and a portion of any general assets of the Company not belonging to a particular Fund. Each Fund is charged with the direct expenses of that Fund and with a share of the general expenses of the Company. The determinations by the Board of Directors as to direct and allocable expenses and the allocable portion of general assets with respect to the various portfolios are conclusive. The expenses that are charged to a Fund are borne equally by each share of the Fund except for payments to Shareholder Organizations that are borne solely by Horizon Service Shares and certain payments to Distribution or Service Organizations, including BA Investment Services, Inc. ("BAIS"), that are borne solely by Pacific Horizon Shares, X Shares, S Shares and Y Shares and Rule 12b-1 fees that are borne solely by X Shares, S Shares and Y Shares of the Funds, as described in the Prospectuses for such Shares.

          A "business day" for purposes of processing share purchases and redemptions received by the Transfer Agent at its Columbus office is a day on which both the Funds' custodian and the New York Stock Exchange are open for trading, except a "business day" does not include Martin Luther King, Jr. Day, Columbus Day or Veteran's Day. In 1997 the holidays on which the New York Stock Exchange is closed are: New Year's Day, President's Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

          Amortized Cost Method. The Funds use the amortized cost method of valuation in computing the net asset value of their shares for purposes of sales and redemptions. Under this method a Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate amortization of any discount or premium until maturity of the security. As a result the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation it may result in periods during which values, as determined by amortized cost, are higher or lower than the amount such Fund would receive if it sold its portfolio securities. The market value of the securities in the Funds can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its amortized cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its amortized cost. In either instance, if the security is held to maturity, no gain or loss will be realized.

          In connection with their use of amortized cost valuation, the Funds limit the dollar-weighted average maturity of their portfolios to not more than 90 days and do not purchase any instrument with a remaining maturity of greater than 397 calendar days. The Company's Board of Directors has also established, pursuant to rules promulgated by the SEC, procedures that are intended to stabilize each Fund's net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which a Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1% the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening a Fund's average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding shares without monetary consideration or determining net asset value per share by using available market quotations. If a Fund reduces the number of its outstanding shares without monetary consideration it will mail written notice to shareholders at least three business days before the redemption and in the notice will state the reason for the redemption and the fact that the redemption may result in a capital loss to shareholders.

          The Funds' administrator, The BISYS Group, Inc. (the "Administrator"), may use a pricing service to value certain portfolio securities where the prices provided are believed by the Administrator pursuant to guidelines adopted by the Board of Directors to reflect the fair value of such securities. In valuing a Fund's securities, the pricing service would normally take into consideration such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations for normal institutional-sized trading units of debt securities and would not rely on quoted prices. The methods used by the pricing service and the valuations so established will be utilized under the general supervision of the Company's Board of Directors. Additionally, in determining market-based net asset value per share all portfolio securities for which market quotations (or appropriate substitutes that reflect current market conditions) are not readily available shall be valued at their fair value as determined by the valuation committee in accordance with procedures established by the Board of Directors.

Y Shares

          Institutions wishing to establish a Sweep Account at Bank of America, its affiliates or at certain other Service Organizations, with respect to Y Shares should contact Bank of America, its affiliate or a Service Organization directly for appropriate instructions. Depending on the terms of the Sweep Account, Bank of America, its affiliate or the Service Organization also may charge their customers fees for automatic investment, redemption and other services provided. Such fees may include, for example, account maintenance fees, compensating balance requirements or fees based upon account transactions, assets or income. Bank of America, its affiliate or the particular Service Organization is responsible for providing information concerning these services and any charges to any customers who must authorize the purchase of shares prior to such purchase.

          Miscellaneous. Certificates for shares will not be issued.

          The Company may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange is restricted by applicable rules and regulations of the SEC; (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. (The Company may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

          The Company's Charter permits its Board of Directors to require a shareholder to redeem involuntarily shares in a Fund if the balance held of record by the shareholder drops below $500 and such shareholder does not increase such balance to $500 or more upon 60 days' notice. The Company will not require a shareholder to redeem shares of a Fund if the balance held of record by the shareholder is less than $500 solely because of a decline in the net asset value of the shares. The Company may also redeem shares involuntarily if such redemption is appropriate to carry out the Company's responsibilities under the Investment Company Act of 1940.

          If the Company's Board of Directors determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Company may make payment wholly or partly in readily marketable securities or other property. In such an event, a shareholder would incur transaction costs in selling the securities or other property. The Company has committed that it will pay all redemption requests by a shareholder of record in cash, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value at the beginning of such period.

                             MANAGEMENT OF THE FUNDS

Directors and Officers

          The directors and officers of the Company, their addresses, ages, and principal occupations during the past five years are:

                                       Position with
Name and Address                Age    Company         Principal Occupations
----------------                ---    -------         ---------------------

Thomas M. Collins               62     Director        Of counsel, law firm of
McDermott & Trayner                                    McDermott & Trayner;
225 S. Lake Avenue                                     Partner of the law firm
Suite 410                                              of Musick, Peeler &
Pasadena, CA 91101-3005                                Garrett (until April,
                                                       1993); Chairman of the
                                                       Board and Trustee,
                                                       Master Investment Trust,
                                                       Series I (registered
                                                       investment company)
                                                       (since 1993); President
                                                       and Chairman of the
                                                       Board of Pacific Horizon
                                                       Funds, Inc. (1982 to
                                                       August 31, 1995); former
                                                       Trustee, Master
                                                       Investment Trust, Series
                                                       II (registered
                                                       investment company) 1993
                                                       to February 1997; former
                                                       Director, Bunker Hill
                                                       Income Securities, Inc.
                                                       (registered investment
                                                       company) through 1991.


Douglas B. Fletcher             71     Vice Chairman   Chairman of the Board
Fletcher Capital                       of the Board    and Chief Executive
Advisors Incorporated                                  Officer, Fletcher
4 Upper Newport Plaza                                  Capital  Advisor,
Suite 100                                              Incorporated, (regis-
Newport Beach, CA 92660-2629                           tered investment
                                                       advisor) 1991 to date;
                                                       Partner, Newport
                                                       Partners (private
                                                       venture capital firm),
                                                       1981 to date; Chairman
                                                       of the Board and Chief
                                                       Executive Officer, First
                                                       Pacific Advisors, Inc.
                                                       (registered investment
                                                       adviser) and seven

                                       Position with
Name and Address                Age    Company         Principal Occupations
----------------                ---    -------         ---------------------

                                                       investment companies
                                                       under its management,
                                                       prior to 1983; former
                                                       Allied Member, New York
                                                       Stock Exchange; Chairman
                                                       of the Board of FPA
                                                       Paramount Fund, Inc.
                                                       through 1984; Director,
                                                       TIS Mortgage Investment
                                                       Company (real estate
                                                       investment trust);
                                                       Trustee and former Vice
                                                       Chairman of the Board,
                                                       Claremont McKenna
                                                       College; Chartered
                                                       Financial Analyst.

Robert E. Greeley               64    Director         Chairman, Page Mill
Page Mill Asset                                        Asset Management (a
Management                                             private investment
433 California Street                                  company) since 1991;
Suite 900                                              Manager, Corporate
San Francisco, CA 94104                                Investments, Hewlett
                                                       Packard Company from
                                                       1979 to 1991; Trustee,
                                                       Master Investment Trust,
                                                       Series I (since 1993);
                                                       Director, Morgan
                                                       Grenfell Small Cap Fund
                                                       (since 1986); former
                                                       Director, Bunker Hill
                                                       Income Securities, Inc.
                                                       (since 1989); former
                                                       Trustee, SunAmerica Fund
                                                       Group (previously
                                                       Equitec Siebel Fund
                                                       Group) from 1984 to
                                                       1992; former Trustee,
                                                       Master Investment Trust,
                                                       Series II from 1993 to
                                                       February 1997
                                                       (registered investment
                                                       companies).


Kermit O. Hanson                80    Director         Vice Chairman of the
17760 14th Ave., N.W.                                  Advisory Board, 1988 to
Shoreline, WA 98177                                    date, Executive
                                                       Director, 1977 to 1988,
                                                       Pacific Rim Bankers
                                                       Program (a non-profit
                                                       educational
                                                       institution); Dean
                                                       Emeritus, 1981 to date,
                                                       Dean, 1964-81, Graduate
                                                       School of Business

                                       Position with
Name and Address                Age    Company         Principal Occupations
----------------                ---    -------         ---------------------

                                                       Administration,
                                                       University of
                                                       Washington; Director,
                                                       Washington Federal
                                                       Savings & Loan
                                                       Association; Trustee,
                                                       Seafirst Retirement
                                                       Funds (since 1993)
                                                       (registered investment
                                                       company).

Cornelius J. Pings*            67      Chairman of     President, Association
Association of American                the Board and   of American Universi-
Universities                           President       ties, February 1993 to
One DuPont Circle                                      date; Provost, 1982 to
Suite 730                                              January 1993, Senior
Washington, DC 20036                                   Vice  President for
                                                       Academic Affairs, 1981
                                                       to January 1993,
                                                       University of Southern
                                                       California; Trustee,
                                                       Master Investment Trust,
                                                       Series I (since 1995);
                                                       former Trustee, Master
                                                       Investment Trust, Series
                                                       II (October 1995 to
                                                       February 1997).


J. David Huber                 49      Executive       Employee of BISYS Fund
BISYS Fund Services                    Vice President  Services, Inc.,
3435 Stelzer Road                                      June 1987 to present;
Columbus, OH 43219                                     President of Master
                                                       Investment Trust, Series
                                                       I, Master Investment
                                                       Trust Series II (until
                                                       February 1997) and
                                                       Seafirst Retirement
                                                       Funds (since 1996).


Michael Brascetta              37      Vice President  Senior Vice President
BISYS Fund Services                                    of Shareholder Services,
3435 Stelzer Road                                      BISYS Fund Services,
Columbus, OH 43219                                     Inc., April 1996 to
                                                       present; Employee, The
                                                       Vanguard Group, 1981 to
                                                       April 1996.

Irimga McKay                   36      Vice            Senior Vice President,
1230 Columbia Street                   President       July 1993 to date, prior
5th Floor                                              thereto First Vice
La Jolla, CA 92037                                     President of the
                                                       Administrator and
                                                       Distributor, November
                                                       1988 to July 1993; Vice
                                                       President, Master

                                       Position with
Name and Address                Age    Company         Principal Occupations
----------------                ---    -------         ---------------------

                                                       Investment Trust, Series
                                                       II (until February 1997)
                                                       and Seafirst Retirement
                                                       Funds (since 1993);
                                                       Regional Vice President,
                                                       Continental Equities,
                                                       June 1987 to November
                                                       1988; Assistant
                                                       Wholesaler, VMS Realty
                                                       Partners (a real estate
                                                       limited partnership),
                                                       May 1986 to June 1987.

Stephanie L. Blaha              37     Vice            Director of Client
BISYS Fund Services                    President       Services of the
3435 Stelzer Road                                      Administrator, March
Columbus, OH  43219                                    1995 to date, prior
                                                       thereto Assistant Vice
                                                       President of the
                                                       Administrator and
                                                       Distributor, October
                                                       1991 to March 1995; Vice
                                                       President (since 1996);
                                                       Seafirst Retirement
                                                       Funds, Master Investment
                                                       Trust, Series I and
                                                       Master Investment Trust,
                                                       Series II (until
                                                       February 1997); Account
                                                       Manager, AT&T American
                                                       Transtech, Mutual Fund
                                                       Division, July 1989 to
                                                       October 1991.


Kevin L. Martin                 35     Treasurer       Vice President, Fund
BISYS Fund Services                                    Accounting BISYS Fund
3435 Stelzer Road                                      Services, Inc.
Columbus, OH  43219                                    February 1996 to
                                                       Present; Treasurer
                                                       (since 1996), Seafirst
                                                       Retirement Funds and
                                                       Master Investment Trust,
                                                       Series II (until
                                                       February 1997); Senior
                                                       Audit Manager, Ernst &
                                                       Young LLP (1984 to
                                                       February 1996).


Lisa Ling                       36     Assistant       Employee, BISYS Fund
BISYS Fund Services                    Treasurer       Services, Inc., November
3435 Stelzer Road                                      1995 to present;
Columbus, OH  43219                                    Assistant Treasurer
                                                       (since 1996); Master
                                                       Investment Trust Series
                                                       II and Seafirst

                                       Position with
Name and Address                Age    Company         Principal Occupations
----------------                ---    -------         ---------------------

                                                       Retirement Funds (until
                                                       February 1997);
                                                       employee, Federated
                                                       Investors, October 1982
                                                       to November 1995.

W. Bruce McConnel, III          54     Secretary       Partner of the law firm
1345 Chestnut Street                                   of Drinker Biddle &
Philadelphia National Bank                             Reath.
Building, Suite 1100
Philadelphia, PA 19107

George O. Martinez              36     Assistant       Senior Vice President
BISYS Fund Services                    Secretary       and Director of
3435 Stelzer Road                                      Administrative and
Columbus, OH  43219                                    Regulatory Services, of
                                                       the Administrator, since
                                                       April 1995; Assistant
                                                       Secretary (since 1995);
                                                       Seafirst Retirement
                                                       Funds and Master
                                                       Investment Trust, Series
                                                       II (until February
                                                       1997); prior thereto,
                                                       Vice President and
                                                       Associate General
                                                       Counsel, Alliance
                                                       Capital Management, L.P.


Alaina V. Metz                 28      Assistant       Chief Administrator,
BISYS Fund Services                    Secretary       Administrative and
3435 Stelzer Road                                      Regulatory Services,
Columbus, OH 43219                                     BISYS Fund Services,
                                                       Inc., June 1995 to
                                                       present; Assistant
                                                       Secretary of Seafirst
                                                       Retirement Funds (since
                                                       1996); Supervisor, Mutual
                                                       Fund Legal Department,
                                                       Alliance Capital
                                                       Management, May 1989 to
                                                       June 1995.

* Mr. Pings is an "interested director" of the Company as defined in the 1940
Act.

          The Audit Committee of the Board is comprised of all directors and is chaired by Dr. Hanson. The Board does not have an Executive Committee.

          Each director is entitled to receive an annual fee of $25,000 plus $1,000 for each day that a director participates in all or a part of a Board meeting; the President receives an additional $20,000 per annum for his services as President; each member of a Committee of the Board is entitled to receive $1,000 for each Committee meeting they participate in (whether or not held on the same day as a Board meeting); and each Chairman of a Committee of the Board shall be entitled to receive an annual retainer of $1,000 for his services as Chairman of the Committee. Effective September 1, 1996, Kenneth L. Trefftz, a former director of the Company, became a director emeritus of the Company and received a retirement benefit of $60,000 on January 1, 1997. The Funds, and each other fund of the Company, pays its proportionate share of these amounts based on relative net asset values.

          For the fiscal year ended February 28, 1997, the Company paid or accrued for the account of its directors as a group for services in all
capacities a total of $        . Of that amount, $      , and $      , of
directors' compensation were allocated to the Prime and Treasury Funds, respectively. Each director is also reimbursed for out-of-pocket expenses incurred as a director. Drinker Biddle & Reath, of which Mr. McConnel is a partner, receives legal fees as counsel to the Company. As of the date of this Statement of Additional Information, the directors and officers of the Company, as a group, own less than 1% of the outstanding shares of each of the Company's investment portfolios.

          Under a retirement plan approved by the Board of Directors, including a majority of its directors who are not "interested persons" of the Company, a director who dies or resigns after five years of service is entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual director's retainer that was payable by the Company during the year of his/her death or resignation, or (ii) 50% of the annual director's retainer then in effect for directors of the Company during the year of such payment. A director who dies or resigns after nine years of service is entitled to receive ten annual payments each equal to the greater of: (i) 100% of the annual director's retainer that was payable by the Company during the year of his/her death or resignation, or (ii) 100% of the annual director's retainer then in effect for directors of the Company during the year of such payment. Further, the amount payable each year to a director who dies or resigns is increased by $1,000 for each year of service that the director served as Chairman of the Board.

          Years of service for purposes of calculating the benefit described above are based upon service as a director or Chairman after February 28, 1994. Retirement benefits in which a director has become vested may not be reduced by later Board action.

          In lieu of receiving ten annual payments, a director may elect to receive substantially equivalent benefits through a single-sum cash payment of the present value of such benefits paid by the Company within 45 days of the death or resignation of the director. The present value of such benefits is to be calculated (i) based on the retainer that was payable by the Company during the year of the director's death or resignation (and not on any retainer payable to directors thereafter), and (ii) using the interest rate in effect as of the date of the director's death or resignation by the Pension Benefit Guaranty Corporation (or any successor thereto) for valuing immediate annuities under terminating defined benefit pension plans. A director's election to receive a single sum must be made in writing within the 30 calendar days after the date the individual is first elected as a director.

          In addition to the foregoing, the Board of Directors may, in its discretion and in recognition of a director's period of service before March 1, 1994 as a director and possibly as Chairman, authorize the Company to pay a retirement benefit following the director's death or resignation (unless the director has vested benefits as a result of completing nine years of service). Any such action shall be approved by the Board and by a majority of the directors who are not "interested persons" of the Company within 120 days following the director's death or resignation and may be authorized as a single sum cash payment or as not more than ten annual payments (beginning the first anniversary of the director's date of death or resignation and continuing for one or more anniversary date(s) thereafter).

          The obligation of the Company to pay benefits to a former director is neither secured nor funded by the Company but shall be binding upon its successors in interest. The payment of benefits under the retirement plan has no priority or preference over the lawful claims of the Company's creditors or shareholders, and the right to receive such payments is not assignable or transferable by a director (or former director) other than by will, by the laws of descent and distribution, or by the director's written designation of a beneficiary.

          The following chart provides certain information as of February 28, 1997 about the fees received by directors of the Company as directors and/or officers of the Company and as directors and/or trustees of the Fund Complex:


====================================================================================================================================

                                                                                                                     TOTAL
                                                                                                                  COMPENSATION
                                                                 PENSION OR                                           FROM
                                                                 RETIREMENT               ESTIMATED                REGISTRANT
                                         AGGREGATE                BENEFITS                  ANNUAL                  AND FUND
                                       COMPENSATION              ACCRUED AS                BENEFITS                COMPLEX**
        NAME OF PERSON/                  FROM THE               PART OF FUND                 UPON                   PAID TO
            POSITION                      COMPANY                EXPENSES*                RETIREMENT               DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
Thomas M. Collins                            $                       $                        $                         $
Director+
------------------------------------------------------------------------------------------------------------------------------------
Douglas B. Fletcher                          $                       $                        $                         $
Vice Chairman of
the Board
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Greeley++                          $                       $                        $                         $
Director
------------------------------------------------------------------------------------------------------------------------------------
Kermit O. Hanson                             $                       $                        $                         $
Director
------------------------------------------------------------------------------------------------------------------------------------
Cornelius J. Pings                           $                       $                        $                         $
President and
Chairman of the
Board+++
====================================================================================================================================

----------

*    For the fiscal year ended February 28, 1997, the Company accrued on the
     part of all of the directors an aggregate of $       in retirement
     benefits.

** The "Fund Complex" consists of the Company, Seafirst Retirement Funds, Master Investment Trust, Series I, Master Investment Trust, Series II, Time Horizon Funds and World Horizon Funds.

+ Mr. Collins was President and Chairman of the Board of the Company until August 31, 1995.

++   Mr. Greeley became a director of the Company on April 25, 1994.

+++ Mr. Pings became President and Chairman of the Board of the Company effective September 1, 1995.

Investment Adviser

          Bank of America is the successor by merger to Security Pacific National Bank ("Security Pacific"), which previously served as investment adviser to each of the Funds since the commencement of their operations. In the investment advisory agreement, Bank of America has agreed to provide investment advisory services as described in the Prospectuses. Bank of America has also agreed to pay all expenses incurred by it in connection with its activities under its agreement other than the cost of securities, including brokerage commissions, if any, purchased for the Company. In rendering its advisory services, Bank of America may utilize Bank of America officers from one or more of the departments of the Bank of America which are authorized to exercise the fiduciary powers of Bank of America with respect to the investment of trust assets. In some cases, these officers may also serve as officers, and utilize the facilities, of wholly-owned subsidiaries or other affiliates of Bank of America or its parent corporation. For the services provided and expenses assumed pursuant to the investment advisory agreement, the Company has agreed to pay Bank of America fees, accrued daily and payable monthly, at the following annual rates: .10% of the first $3 billion of each Fund's net assets, plus .09% of the next $2 billion of each Fund's net assets, plus .08% of each Fund's net assets over $5 billion. From time to time, Bank of America may waive fees or reimburse the Company for expenses voluntarily or as required by certain state securities laws.

          For the fiscal years ended February 28, 1995, February 29, 1996 and February 28, 1997, Bank of America was paid in the aggregate, pursuant to the investment advisory agreements applicable to them, advisory fees (net of
waivers) of $2,330,203, $3,964,899 and $         , respectively, by the Prime
Fund, and $2,140,125, $2,446,958 and $         , respectively, by the Treasury
Fund. For the fiscal years ended February 28, 1995, February 29, 1996 and February 28, 1997, Bank of America did not effect any fee waivers or expense reimbursements with respect to the Treasury Fund but did reimburse expenses or waive fees to the Prime Fund, in the aggregate, in the amount of $920,627, $0
and $          .

          The Company's investment advisory agreement for the Funds provides that Bank of America shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Company in connection with the performance of the investment advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

The Glass-Steagall Act and Proposed Legislation

          The Glass-Steagall Act, among other things, prohibits banks from engaging in the business of underwriting securities, although national and state-chartered banks generally are permitted to purchase and sell securities upon the order and for the account of their customers. In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the Glass-Steagall Act prohibits a bank from operating a fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies.

          Bank of America believes that if the question was properly presented, a court should hold that Bank of America may perform the services for the Company contemplated by the investment advisory agreement, the Prospectuses, and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. It should be noted, however, that there have been no cases deciding whether a bank may perform services comparable to those performed by Bank of America and future changes in either federal or state statutes and regulations relating to permissible activities of banks or trust companies and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent Bank of America from continuing to perform such services for the Company or from continuing to purchase Company shares for the accounts of its customers.

          On the other hand, as described herein, the Funds are currently distributed by the Distributor, and the Administrator, its parent, provides the Company with administrative services. If current restrictions under the Glass-Steagall Act preventing a bank from sponsoring, organizing, controlling or distributing shares of an investment company were relaxed, the Company expects that Bank of America would consider the possibility of offering to perform some or all of the services now provided by the Administrator or the Distributor. From time to time, legislation modifying such restriction has been introduced in Congress which, if enacted, would permit a bank holding company to establish a non-bank subsidiary having the authority to organize, sponsor and distribute shares of an investment company. If this or similar legislation was enacted, the Company expects that Bank of America's parent bank holding company would consider the possibility of one of its non-bank subsidiaries offering to perform some or all of the services now provided by the Administrator of Distributor. It is not possible, of course, to predict whether or in what form such legislation might be enacted or the terms upon which Bank of America or such a non-bank affiliate might offer to provide services for consideration by the Company's Board of Directors.

Administrator

          The BISYS Group, Inc. (the "Administrator"), through its wholly-owned subsidiary BISYS Fund Services, L.P., with principal offices at 50 Clove Road, Little Falls, New Jersey 07424 and 3435 Stelzer Road, Columbus, Ohio 43219, is the Company's administrator. The Administrator also serves as administrator to several other investment companies. Prior to November 1, 1996, Concord Holding Corporation ("Concord") an indirect, wholly-owned subsidiary of BISYS served as administrator and references to the Administrator with respect to periods prior to November 1, 1996 shall mean Concord.

          The Administrator provides administrative services for the Funds as described in their Prospectuses pursuant to a Basic Administrative Services Agreement. The agreement will continue in effect with respect to each Fund until October 31, 1997 and thereafter will be extended with respect to each Fund for successive periods of one year, provided that each such extension is specifically approved (a) by vote of a majority of those members of the Company's Board of Directors who are not interested persons of any party to the agreement, cast in person at a meeting called for the purpose of voting on such approval, and (b) the Company's Board of Directors or by vote of a majority of the outstanding voting securities of such Fund. The agreement is terminable at any time without cause and without penalty by the Company's Board of Directors or by a vote of a majority of a Fund's outstanding shares upon 60 days' notice to the Administrator, or by the Administrator upon 90 days' notice to the Company.

          For its services under the Basic Administrative Services Agreement, the Administrator is entitled to receive an administration fee, accrued daily and payable monthly, at the following annual rates: .10% of the first $7 billion of each Fund's net assets, plus .09% of the next $3 billion of each Fund's net assets, plus .08% of each Fund's net assets over $10 billion. From time to time, the Administrator may waive fees or reimburse the Company for expenses, either voluntarily or as required by certain state securities laws.

          For the fiscal years ended February 28, 1995, February 29, 1996 and February 28, 1997, the Administrator was paid, pursuant to the administration agreement then in effect, administration fees (net of waivers) of $2,366,035,
$4,062,578 and $     , respectively, by the Prime Fund, and $2,140,125,
$2,447,372 and $     , respectively, by the Treasury Fund. For
the fiscal years ended February 28, 1995, February 29, 1996, and February 28, 1997, the Administrator did not effect any fee waivers with respect to the
Treasury Fund, but reimbursed operating expenses of $95,000 and $          for
the fiscal years ended February 29, 1996 and February 28, 1997. For the fiscal years ended February 28, 1995, February 29, 1996 and February 28, 1997, the Administrator reimbursed the Prime Fund and Tax-Exempt Money Fund for expenses
or waived fees in the amount of $949,233, $235,000 and $       and $11,611, $0
and $      , respectively.

          The Administrator will bear all expenses in connection with the performance of its services under its Basic Administrative Services Agreement for the Funds with the exception of fees charged by The Bank of New York for certain fund accounting services which are borne by the Funds. See "Custodian and Transfer Agent" below. Expenses borne by the Company include taxes, interest, brokerage fees and commissions, if any, fees of directors who are not officers, directors, partners, employees or holders of 5% or more of the outstanding voting securities of Bank of America or the Administrator or any of their affiliates, SEC fees and state securities qualification fees, advisory fees, fees payable under the Basic Administrative Services Agreement and Special Management Services Plan, fees payable to Shareholder, Distribution and Service Organizations, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, outside auditing and legal expenses, costs of maintaining corporate existence, costs attributable to investor services, including without limitation telephone and personnel expenses, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes, cost of shareholders' reports and corporate meetings and any extraordinary expenses.

          The Basic Administrative Services Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by any Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of the Administrator's duties or from the reckless disregard by the Administrator of its obligations and duties thereunder.

Fee Waivers and Expense Reimbursements

          During the course of the Company's fiscal year, the Administrator and Bank of America may prospectively waive payment of fees and/or assume certain expenses of one or more of the Company's funds, as a result of competitive pressures and in order to preserve and protect the business and reputation of the Administrator and Bank of America. This will have the effect of increasing yield to investors at the time such fees are not received or amounts are assumed and decreasing yield when such fees or amounts are reimbursed.

Distributor

          The Distributor acts as the exclusive distributor of the shares of each of the Funds pursuant to a distribution agreement with the Company. Shares are sold on a continuous basis by the Distributor as agent, although the Distributor is not obliged to sell any particular amount of shares. No compensation is payable by the Funds to the Distributor for its distribution services. The distribution agreement shall continue in effect with respect to each Fund until October 31, 1997. Thereafter, if not terminated, the distribution agreement shall continue automatically for successive terms of one year, provided that such continuance is specifically approved at least annually
(a) by a vote of a majority of those members of the Board of Directors of the Company who are not parties to the distribution agreement or "interested persons" of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors of the Company or by vote of a "majority of the outstanding voting securities" of the Funds as to which the distribution agreement is effective; provided, however, that the distribution agreement may be terminated by the Company at any time, without the payment of any penalty, by vote of a majority of the entire Board of Directors of the Company or by a vote of a "majority of the outstanding voting securities" of such Funds on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 90 days' written notice to the Company. This Agreement will automatically and immediately terminate in the event of its "assignment."

          The Distribution and Services Plan. The Distributor is also entitled to payment from the Company for distribution and service fees pursuant to the Distribution and Services Plan (the "12b-1 Plan") adopted on behalf of the Y Shares. Under the 12b-1 Plan, the Company may pay the Distributor for: (a) direct out-of-pocket promotional expenses incurred by the Distributor in advertising and marketing Y Shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature for Y Shares; (c) expenses incurred in connection with printing and mailing Prospectuses and Statements of Additional Information to other than current Y shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisors, accountants, and estate planning firms (severally, "a Distribution Organization") with respect to a Fund's Y Shares beneficially owned by customers for whom the Distribution Organization is the Distribution Organization of record or holder of record of such Y Shares; (e) the direct or indirect cost of financing the payments or expenses included in (a) and (d) above; or (f) for such other services as may be construed, by any court or governmental agency or commission, including the Securities and Exchange Commission, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

          Pursuant to the 12b-1 Plan, the Company may also pay for administrative support services provided with respect to a Distribution Organizations customers' ("clients") Y Shares. Administrative services provided may include some or all of the following: (i) processing dividend and distribution payments from a Fund on behalf of its Clients; (ii) providing information periodically to its Clients showing their positions in Y Shares;
(iii) arranging for bank wires; (iv) responding to routine Client inquiries concerning their investment in Y Shares; (v) providing the information to the Funds necessary for accounting or sub- accounting; (vi) if required by law, forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to its Clients; (vii) aggregating and processing purchase and redemption requests from its Clients and placing net purchase and redemption orders for its Clients; (viii) establishing and maintaining accounts and records relating to Clients that invest in Y Shares; (ix) assisting Clients in changing dividend options, account designations and addresses; (x) developing, maintaining and operating systems necessary to support Sweep Accounts; or (xi) other similar services if requested by the Company.

          The 12b-1 Plan for Y Shares provides that the Distributor is entitled to receive payments on a monthly basis at an annual rate not exceeding 1.00% of the average daily net assets during such month of the outstanding Y Shares to which such 12b-1 Plan relates. Not more than 0.25% of such net assets will be used to compensate Service Organizations for personal services provided to Y shareholders and/or the maintenance of such shareholders' accounts and not more than 0.75% of such net assets of the Y shareholders will be used for promotional and other primary distribution activities.

          Payments made out of or charged against the assets of a particular class of shares of a particular Fund must be in payment for expenses incurred on behalf of that class.

          Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 (the "Rule") under the 1940 Act. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sale of [Company] shares." The Rule provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the 12b-1 Plan provides that a written report of the amounts expended under the 12b-1 Plan, and the purposes for which such expenditures were incurred, will be made to the Board of Directors for its review at least quarterly. In addition, the 12b-1 Plan provides that it may not be amended to increase materially the costs which shares of a Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval and that other material amendments of the 12b-1 Plan must be approved by a majority of the Board of Directors, and by a majority of the directors who are neither "interested persons" (as defined in the 1940
Act) of the Company nor have any direct or indirect financial interest in the operation of the 12b-1 Plan, or in any agreements entered into in connection with the 12b-1 Plan, by vote cast in person at a meeting called for the purpose of considering such amendments (the "Non-Interested Plan Directors"). The selection and nomination of the directors of the Company who are not "interested persons" of the Company have been committed to the discretion of the Non-Interested Plan Directors.

          The Company's Board of Directors has concluded that there is a reasonable likelihood that the 12b-1 Plan will benefit the Funds and their Y shareholders. The 12b-1 Plan is subject to annual reapproval by a majority of the Company's Board of Directors, including a majority of the Non-Interested Plan Directors and is terminable without penalty at any time with respect to any Fund by a vote of a majority of the Non-Interested Plan Directors or by vote of the holders of a majority of the outstanding Y Shares of the Fund involved. Any agreement entered into pursuant to the 12b-1 Plan with a Service Organization is terminable with respect to any Fund without penalty, at any time, by vote of a majority of the Non-Interested Plan Directors, by vote of the holders of a majority of the outstanding Y Shares of such Fund, or by the Service Organization. Each agreement will also terminate automatically in the event of its assignment.

Custodian and Transfer Agent

          The Company has appointed The Bank of New York, 90 Washington Street, New York, New York 10286, as custodian for the Funds. Additionally, BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035, a wholly-owned subsidiary of the Administrator, has been appointed as transfer and dividend disbursing agent for the Company. As transfer and dividend disbursing agent for each Fund, BISYS Fund Services, Inc. has agreed to provide services including
(1) issuing and redeeming shares of the Funds, and (ii) making dividend and other distributions to shareholders of the Fund. The Bank of New York also provides the Company with certain accounting, bookkeeping, pricing, and dividend and distribution calculation services pursuant to a fund accounting services agreement with the Administrator. The monthly fees charged by the bank under the fund accounting agreement are borne by the Funds. The Company and The Bank of New York have appointed Bank of America to act as sub-custodian pursuant to a Sub-Custodian Agreement. As sub-custodian of the Company's assets, Bank of America (i) maintains a separate account or accounts in the name of the Company, (ii) holds and disburses portfolio securities on account of the Company, (iii) makes receipts and disbursements of money on behalf of the Company, (iv) collects and receives all income and other payments and distributions on account of the Company's portfolio securities held by Bank of America, (v) responds to correspondence from security brokers and others relating to its duties, and (vi) makes periodic reports to the Company's Board of Directors concerning its duties thereunder. Under the Sub- Custodian Agreement, the Company will reimburse Bank of America for its costs and expenses in providing services thereunder. Bank of America is the successor to Security Pacific under the Sub-Custodian Agreement. For the fiscal years ended February 28, 1995, February 29, 1996 and February 28, 1997, Bank of America, in its capacity as sub-custodian, did not hold any of the Company's assets and, accordingly, received no fees. For its services as transfer and dividend disbursing agent to the Prime and Treasury Funds, BISYS Fund Services, Inc. receives a fee, payable monthly, at the annual rate of $10,000 per Fund. Each Fund also reimburses BISYS Fund Services, Inc. for any out-of-pocket expenses incurred as transfer agent.

                                      TAXES

          The following is only a summary of certain additional considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses for the Funds. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Investors are advised to consult their tax advisers with specific reference to their own tax situations.

Federal - All Funds

          Each Fund will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify as a "regulated investment company." By following this policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject. If for any taxable year a Fund does not qualify for the special federal tax treatment afforded regulated investment companies, all of the Fund's taxable income would be subject to tax at regular corporate rates (without any deduction for distributions to shareholders). In such event, the Fund's dividend distributions (including amounts derived from interest on Municipal Securities in the case of the Tax-Exempt Money Fund) to shareholders would be taxable as ordinary income to the extent of the current and accumulated earnings and profits of the particular Fund and would be eligible for the dividends received deduction in the case of corporate shareholders.

          Qualification as a regulated investment company under the Code requires, among other things, that each Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income (if any) and 90% of its tax-exempt income (if any) net of certain deductions for each taxable year. In general, a Fund's investment company taxable income will be its taxable income, subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. A Fund will be taxed on its undistributed investment company taxable income, if any.

          A Fund will not be treated as a regulated investment company under the Code if 30% or more of the Fund's gross income for a taxable year is derived from gains realized on the sale or other disposition of securities and certain other investments held for less than three months (the "short-short test"). Interest (including original issue and accrued market discount) received by a Fund upon maturity or disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of this requirement. However, any other income that is attributable to realized market appreciation will be treated as gross income from the sale or other disposition of securities for this purpose.

          Any distribution of the excess of net long-term capital gains over net short-term capital losses is taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the distributing Fund's shares and whether such gains are received in cash or additional Fund shares. The Fund will designate such a distribution as a capital gain dividend in a written notice mailed to shareholders after the close of the Fund's taxable year.

          Ordinary income of individuals is taxable at a maximum nominal rate of 39.6%; however, because of limitations on itemized deductions otherwise allowable and the phase-out of personal exemptions, the maximum effective marginal rate of tax for some taxpayers may be higher. An individual's long-term capital gains are taxable at a maximum nominal rate of 28%. For corporations, long-term capital gains and ordinary income are both taxable at a maximum nominal rate of 35% (or at a maximum effective marginal rate of 39% in the case of corporations having taxable income between $100,000 and $335,000).

          A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specific percentages of their ordinary taxable income for each calendar year and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

          The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders (i) who have failed to provide a correct tax identification number in the manner required, (ii) who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends or (iii) who have failed to certify to the Company that they are not subject to backup withholding or that they are "exempt recipients."

          At February 28, 1997, the Prime Fund and Treasury Fund had
unused capital loss carryovers of approximately $          (of which $
will expire in fiscal 2002 and $           will expire in fiscal 2003), and
$        (which will expire in fiscal 2002), $        (of which $       will
expire in fiscal 2002 and $        will expire in fiscal 2003), respectively,
available for federal income tax purposes to be applied against future capital gains, if any.

Other Information

          Depending upon the extent of activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities.

          Exempt-interest dividends generally will be exempt from state and local taxes as well. However, in some situations income distributions may be taxable to shareholders under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations or U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

          The foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.

                                YIELD INFORMATION

          The "yields" and "effective yields" of each Fund are calculated according to formulas prescribed by the SEC. The standardized seven-day yield for each Fund's series of shares is computed separately for each series by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the particular Fund involved having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares, net of all fees, other than nonrecurring account or sales charges, that are charged to all shareholder accounts in proportion to the length of the base period and the Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective annualized yields for each Fund are computed by compounding a particular Fund's unannualized base period returns (calculated as above) by adding 1 to the base period returns, raising the sums to a power equal to 365 divided by 7, and subtracting 1 from the results. The fees which may be imposed by institutional investors directly on their customers for cash management services are not reflected in the Funds' calculations of yields. The current yields for the Funds may be obtained by calling (800) 227-1545

          From time to time, the yields of the Funds may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Funds may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income of a Fund would increase the value of the Fund investment more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the investment adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and may include testimonials as to the investment adviser's capabilities by clients. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Funds is generally available by calling (800) 346-2087.

          In addition to the publications listed in the Funds' Prospectuses, yield data as reported in the following publications may be used in comparing the yields of the Funds to those of other mutual funds with similar investment objectives: Business Week, Investor's Business Daily, Kiplinger, U.S. News, Financial World, USA Today, Morningstar, Mutual Fund Monitor, and American Banker.

                               GENERAL INFORMATION

Description of Shares

          The Company is an open-end management investment company organized as a Maryland corporation on October 27, 1982. The Fund's Charter authorizes the Board of Directors to issue up to two hundred billion full and fractional shares of capital stock. The Board of Directors has authorized the issuance of twenty-two classes of stock - Classes A through W, Common Stock representing interests in twenty-two separate investment portfolios. Each share of capital stock has a par value of

$.001. This Statement of Additional Information describes the Y Shares of the Prime and Treasury Funds.

          Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in its Prospectuses, the Company's shares will be fully paid and non-assessable. For information concerning possible restrictions upon the transferability of the Company's shares and redemption provisions with respect to such shares, see "Purchase and Redemption Information" in this Statement of Additional Information.

          The Funds' Pacific Horizon Shares, Horizon Shares, Horizon Service Shares, X Shares, S Shares and Y Shares differ in the following respects. Pacific Horizon Shares beneficially owned by clients of Shareholder Organizations bear the fees payable under a Special Management Services Plan, which are payable at the annual rate of up to 0.32% of the average daily net asset value of each Fund's Pacific Horizon Shares. Horizon Service Shares bear the fees payable under a Shareholder Services Plan that are payable at the rate of up to .25% (on an annualized basis) of the average daily net asset value of the Horizon Service Shares that are outstanding from time to time. X Shares bear the fees payable under the Distribution and Services Plan that has been adopted for X Shares that are outstanding from time to time. S Shares and Y Shares bear the fees payable under the Distribution and Services Plan that has been adopted for S Shares and Y Shares, which are payable at the rate of up to 1.00% (on an annualized basis) of the average daily net asset value of the S Shares and Y Shares that are outstanding from time to time. Only Horizon Service Shares bear the fees payable under the Shareholder Services Plan. Only Pacific Horizon Shares beneficially owned by clients of Shareholder Organizations bear the fees payable under the Special Management Services Plan. Only X, S and Y Shares bear the fees payable under their respective Distribution and Services Plan. Due to the different expenses borne by the respective classes of the Company, net yield for each class will vary.

          Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only X Shares, S Shares and Y Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to their respective Distribution and Services Plans, only Horizon Service Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Horizon Service Shares' Shareholder Services Plan, and only Pacific Horizon Shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Pacific Horizon Funds' Special Management Services Plan.

Further, shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Company, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting in the aggregate without regard to particular Funds.

          Notwithstanding any provision of Maryland law requiring a greater vote of the Company's common stock (or of the shares of a Fund voting separately as a class) in connection with any corporate action, unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Company's Charter, the Company may take or authorize such action upon the favorable vote of the holders of more than 50% of the outstanding common stock of the Company voting without regard to class.

Counsel

          Drinker Biddle & Reath (of which W. Bruce McConnel, III, Secretary of the Company, is a partner), 1345 Chestnut Street, Philadelphia National Bank Building, Philadelphia, Pennsylvania 19107, serves as counsel to the Company and will pass upon the legality of the shares offered hereby.

Independent Accountants

          [ ] with offices at [ ] has been selected as independent accountants of each Fund for the fiscal year ending February 28, 1997.

Reports

          Each Fund will send its shareholders unaudited semi-annual reports including a description of the Fund's investments, and annual financial statements together with a report of independent accountants.

Miscellaneous

          As used in the Prospectuses and this Statement of Additional Information, a "vote of a majority" of the outstanding shares of a Fund or a particular series means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Fund or of the series, or (b) 67% of the shares of the Fund or of the series present at a meeting at which more than 50% of the outstanding shares of the Fund or series are represented in person or by proxy.

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the Treasury Only Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding Horizon Service Shares of the Treasury Only Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the Treasury Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding Horizon Service Shares of the Treasury Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the Treasury Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding Horizon Shares of the Treasury Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding X Shares of the Treasury Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the Government Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding Horizon Service Shares of the Government Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the Government Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding Horizon Shares of the Government Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the Prime Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding Horizon Service Shares of the Prime Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the Prime Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as beneficial owners more than 5% of the outstanding X Shares of the Prime Fund were as follows:

           At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the Tax-Exempt Money Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding Horizon Service Shares of the Tax-Exempt Money Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the Tax- Exempt Money Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding Horizon Shares of the Tax-Exempt Money Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding Pacific Horizon Shares of the California Tax-Exempt Money Market Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding Horizon Service Shares of the California Tax-Exempt Money Market Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as beneficial owners more than 5% of the outstanding Horizon Service Shares of the California Tax-Exempt Money Market Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as beneficial owners more than 5% of the outstanding X Shares of the California Tax-Exempt Money Market Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding A Shares of the Corporate Bond Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding K Shares of the Corporate Bond Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding Class A Shares of the National Municipal Bond Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding Class K Shares of the National Municipal Bond Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding Class A Shares of the International Equity Fund were as follows:

          At             , 1997, the name, address and share ownership
of the entities which held as record owners more than 5% of the outstanding Class K Shares of the International Equity Fund were as follows:

          At such date, no other person was known by the Company to hold of record or beneficially more than 5% of the outstanding shares of any investment portfolio of the Company.

          The Prospectuses relating to the Y Shares and this Statement of Additional Information omit certain information contained in the Company's registration statement filed with the SEC. Copies of the registration statement, including items omitted herein, may be obtained from the Commission by paying the charges prescribed under its rules and regulations.

                                   APPENDIX A

Commercial Paper Ratings

          A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

          "A-2" - Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

          "A-3" - Issue has an adequate capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than an obligation carrying a higher designation.

          "B" - Issue has only a speculative capacity for timely payment.

          "C" - Issue has a doubtful capacity for payment.

          "D" - Issue is in payment default.

          Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of 9 months. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

          "Prime-3" - Issuer or related supporting institutions have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuer does not fall within any of the Prime rating categories.

          The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D- 1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

          "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

          "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

          "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

          "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

          "D-3" - Debt possesses satisfactory liquidity, and other protection factors qualify issue as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

          "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

          "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

          Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F-1+" - Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

          "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

          "F-2" - Securities possess good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the "F-1+" and "F-1" categories.

          "F-3" - Securities possess fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

          "F-S" - Securities possess weak credit quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

          "D" - Securities are in actual or imminent payment default.

          Fitch may also use the symbol "LOC" with its short-term ratings to indicate that the rating is based upon a letter of credit issued by a commercial bank.

          Thomson BankWatch short-term ratings assess the likelihood of an untimely or incomplete payment of principal or interest of unsubordinated instruments having a maturity of one year or less which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the ratings used by Thomson BankWatch:

          "TBW-1" - This designation represents Thomson BankWatch's highest rating category and indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

          "TBW-2" - This designation indicates that while the degree of safety regarding timely payment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

          "TBW-3" - This designation represents the lowest investment grade category and indicates that while the debt is more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          "TBW-4" - This designation indicates that the debt is regarded as non-investment grade and therefore speculative.

          IBCA assesses the investment quality of unsecured debt with an original maturity of less than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for short-term debt ratings:

          "A1+" - Obligations supported by the highest capacity for timely repayment.

          "A1" - Obligations are supported by the highest capacity for timely repayment.

          "A2" - Obligations are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

          "A3" - Obligations are supported by a satisfactory capacity for timely repayment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions than for obligations in higher categories.

          "B" - Obligations for which the capacity for timely repayment is susceptible to adverse changes in business, economic or financial conditions.

          "C" - Obligations for which there is an inadequate capacity to ensure timely repayment.

          "D" - Obligations which have a high risk of default or which are currently in default.

Corporate and Municipal Long-Term Debt Ratings

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - This designation represents the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          "AA" - Debt is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

          "A" - Debt is considered to have a strong capacity to pay interest and repay principal although such issues are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          "BBB" - Debt is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

          "BB," "B," "CCC," "CC" and "C" - Debt is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          "BB" - Debt has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          "B" - Debt has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          "CCC" - Debt has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          "CC" - This rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          "C" - This rating is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          "CI" - This rating is reserved for income bonds on which no interest is being paid.

          "D" - Debt is in payment default. This rating is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

          PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities.

          The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates some speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" represents a poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

          Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

          (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.

          The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

          "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

          "AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

          "BBB" - Debt possesses below average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

          "BB," "B," "CCC," "DD," and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

          To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

          The following summarizes the highest four ratings used by Fitch for corporate and municipal bonds:

          "AAA" - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          "AA" - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

          "A" - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          "BBB" - Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          "BB," "B," "CCC," "CC," "C," "DDD," "DD," and "D" Bonds that possess one of these ratings are considered by Fitch to be speculative investments. The ratings "BB" to "C" represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating "DDD" to "D" is an assessment of the ultimate recovery value through reorganization or liquidation.

          To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "C" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

          IBCA assesses the investment quality of unsecured debt with an original maturity of more than one year which is issued by bank holding companies and their principal bank subsidiaries. The following summarizes the rating categories used by IBCA for long-term debt ratings:

          "AAA" - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

          "AA" - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

          "A" - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          "BBB" - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

          "BB," "B," "CCC," "CC," and "C" - Obligations are assigned one of these ratings where it is considered that speculative characteristics are present. "BB" represents the lowest degree of speculation and indicates a possibility of investment risk developing. "C" represents the highest degree of speculation and indicates that the obligations are currently in default.

          IBCA may append a rating of plus (+) or minus (-) to a rating to denote relative status within major rating categories.

          Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

          "AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

          "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

          "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BBB" - This designation represents Thomson BankWatch's lowest investment grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          "BB," "B," "CCC," and "CC," - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

          "D" - This designation indicates that the long-term debt is in default.

          PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.

Municipal Note Ratings

          A Standard and Poor's rating reflects the liquidity concerns and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's Ratings Group for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - Loans bearing this designation are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - Loans bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "MIG-4"/"VMIG-4" - Loans bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

          "SG" - Loans bearing this designation are of speculative quality and lack margins of protection.

          Fitch and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                                    FORM N-1A

PART C. OTHER INFORMATION

     Item 24. Financial Statements and Exhibits

          (a)  Financial Statements:


               (1) None.


          (b)  Exhibits:

               (1)  (a)  Restated Articles of Incorporation filed November
                         22, 1983 are incorporated by reference to Exhibit 1(a) to Post- Effective Amendment No. 45 to the Registration Statement of the Registrant on Form N-1A (Nos. 2-81110/811-4293) filed February 23, 1996
                         ("Post-Effective Amendment No. 45").

                    (b) Articles Supplementary filed January 9, 1986 are incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 45.

                    (c) Articles Supplementary to increase authorized capital stock filed August 31, 1989 are incorporated by reference to Exhibit 1(c) to Post- Effective Amendment No. 45.

                    (d) Articles Supplementary classifying shares filed August 31, 1989 are incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 45.

                    (e) Articles Supplementary classifying shares filed June 3, 1991 are incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 45.

                    (f) Articles Supplementary classifying and reclassifying shares filed August 1, 1991 are incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 45.

                    (g) Articles Supplementary to increase authorized capital stock filed August 16, 1991 are incorporated by reference to Exhibit 1(g) to Post-Effective Amendment No. 45.

                    (h) Articles Supplementary classifying shares filed August 16, 1991 are incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 45.

                    (i) Articles Supplementary classifying shares filed November 25, 1991 are incorporated by reference to
                         Exhibit 1(i) to Post-Effective Amendment No. 45.

                    (j) Articles Supplementary classifying shares filed May 11, 1992 are incorporated by reference to Exhibit 1(j) to Post-Effective Amendment No. 45.

                    (k) Articles Supplementary reclassifying shares filed May 15, 1992 are incorporated by reference to Exhibit 1(k) to Post-Effective Amendment No. 45.

                    (l) Articles Supplementary classifying shares filed July 20, 1992 are incorporated by reference to Exhibit 1(l) to Post-Effective Amendment No. 45.

                    (m) Articles Supplementary to increase authorized capital stock filed August 6, 1992 are incorporated by reference to Exhibit 1(m) to Post-Effective Amendment No. 45.

                    (n) Articles Supplementary classifying shares filed August 6, 1992 are incorporated by reference to Exhibit 1(n) to Post-Effective Amendment No. 45.

                    (o) Articles Supplementary classifying shares filed March 3, 1993 are incorporated by reference to Exhibit 1(o) to Post-Effective Amendment No. 45.

                    (p) Articles Supplementary reclassifying shares filed May 12, 1993 are incorporated by reference to Exhibit 1(p) to Post-Effective Amendment No. 45.

                    (q) Articles of Amendment eliminating restriction on number of classes of shares filed May 8, 1990 are incorporated by reference to Exhibit 1(q) to Post-Effective Amendment No. 45.

                    (r) Articles of Amendment reclassifying shares filed on July 9, 1993 are incorporated by reference to Exhibit 1(r) to Post-Effective Amendment No. 45.

                    (s) Articles Supplementary classifying shares filed November 18, 1993 are incorporated by reference to
                         Exhibit 1(s) to Post-Effective Amendment No. 45.

                    (t) Articles Supplementary reclassifying shares filed November 18, 1993 are incorporated by reference to
                         Exhibit 1(t) to Post-Effective Amendment No. 45.

                    (u) Articles Supplementary reclassifying shares filed January 21, 1994 are incorporated by reference to
                         Exhibit 1(u) to Post-Effective Amendment No. 45.

                    (v) Articles Supplementary classifying shares filed October 30, 1995 are incorporated by reference to Exhibit 1(v) to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on Form N-1A (Nos. 2-81110/811-4293) filed April 30, 1996 ("Post-Effective
                         Amendment No. 47").

                    (w) Articles of Amendment cancelling shares filed on January 26, 1996 are incorporated by reference to
                         Exhibit 1(v) to Post-Effective Amendment No. 45.

                    (x) Articles Supplementary classifying shares filed on January 26, 1996 are incorporated by reference to
                         Exhibit 1(w) to Post-Effective Amendment No. 45.

                    (y) Articles Supplementary reclassifying shares filed on January 26, 1996 are incorporated by reference to
                         Exhibit 1(x) to Post-Effective Amendment No. 45.

                    (z) Articles Supplementary reclassifying shares filed on April 12, 1996 are incorporated by reference to Exhibit 1(z) to Post-Effective Amendment No. 51 to the Registration Statement of the Registrant on Form N-1A (Nos. 2- 81110/811-4293) filed November 13, 1996
                         ("Post-Effective Amendment No. 51").

                    (aa) Articles Supplementary reclassifying shares filed on
                         June 25, 1996 are
                         incorporated by reference to Exhibit 1(z) to Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on Form N-1A
                         (Nos. 2- 81110/811-4293) filed July 29, 1996
                         ("Post-Effective Amendment No. 50.").

                    (bb) Articles Supplementary reclassifying shares filed on
                         June 25, 1996 are incorporated by reference to Exhibit 1(aa) to Post-Effective Amendment No. 50.

                    (cc) Articles Supplementary reclassifying shares filed on
                         June 25, 1996 are incorporated by reference to Exhibit 1(bb) to Post-Effective Amendment No. 50.


                    (dd) Articles Supplementary reclassifying shares filed on
                         March 5, 1997 are incorporated by reference to Exhibit 1(dd) to Post-Effective Amendment No. 54 to the Registration Statement of the Registrant on Form N-1A (Nos. 2- 81110/811-4293) filed April 16, 1997
                         ("Post-Effective Amendment No. 54.").



                    (ee) Articles Supplementary reclassifying shares filed on
                         April 11, 1997 are incorporated by reference to Exhibit 1(ee) to Post-Effective Amendment No. 54 .


                (2)  (a) Amended and Restated By-Laws as approved by
                         Registrant's Board of Directors on July 23, 1996 are incorporated by reference to Exhibit 2(f) to Post-Effective Amendment No. 50.

                 (3)     None.

                 (4) See Article VI, Section (2) of Article VII, Article VIII and Section (2) and (4) of Article X of the Restated Articles of Incorporation incorporated by reference to Exhibit 1(a) of Post- Effective Amendment No. 45 and Article I, Section 1 and 10 of Article II,
                         Article IV and Section 1 of Article VI of the Amended and Restated By-laws incorporated by reference to
                         Exhibit 2(f) of Post-Effective Amendment No. 50.

                (5) (a) Investment Advisory Agreement dated as of April 22, 1992 between Registrant and Bank of America National Trust and Savings Association (Money Market Funds) is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 45.

                    (b) Investment Advisory Agreement dated as of April 22, 1992 between Registrant and Bank of America National Trust and Savings Association (Non-Money Market Funds) is incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 45.

                    (c) Addendum to Investment Advisory Agreement dated as of March 1, 1993 between Registrant and Bank of America National Trust and Savings Association (Money Market Funds - Prime Value Fund) is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 45.

                    (d) Addendum to Investment Advisory Agreement dated as of March 1, 1993 between Registrant and Bank of America National Trust and Savings Association (Money Market Funds - Government and Treasury Only Funds) is incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 45.

                    (e) Investment Advisory Agreement dated November 1, 1994 between Registrant and Bank of America National Trust & Savings Association with respect to the Capital Income Fund is incorporated by reference to Exhibit 5(e) to Post-Effective Amendment No. 45.

                    (f) Investment Advisory Agreement dated as of July 1, 1996 between Registrant and Bank of America National Trust & Savings Association with respect to the National Municipal Bond Fund is incorporated by reference to
                         Exhibit 5(f) to Post- Effective Amendment No. 51.

                    (g) Investment Advisory Agreement dated as of July 30, 1996 between Registration and Bank of America National Trust and Savings Association with respect to the International Equity and Short-Term Government Funds is incorporated by reference to Exhibit 5(g) to Post- Effective Amendment No. 51.

                    (h) Investment Advisory Agreement dated as of September 1, 1996 between Registrant and Bank of America National Trust & Savings Association with respect to the Corporate Bond Fund is incorporated by reference to
                         Exhibit 5(h) to Post- Effective Amendment No. 52 to the Registration Statement of the Registrant on Form N-1A (Nos. 2-81110/811-4293) filed January 31, 1997
                         ("Post-Effective Amendment No. 52").

                    (i) Amended and Restated Investment Advisory Agreement dated as of January 1, 1997 between Registrant and Bank of America National Trust & Savings Association with respect to the International Equity Fund is incorporated by reference to Exhibit 5(i) to Post-Effective Amendment No. 52.

                    (j) Sub-Investment Advisory Agreement dated as of January 1, 1997 between Bank of America National Trust & Savings Association and Wellington Management Company, LLP with respect to the International Equity Fund is incorporated by reference to Exhibit 5(j) to Post-Effective Amendment No. 52.

                    (k)  Form of Investment Advisory Agreement dated as of
                                    between Registrant and Bank of America
                         National Trust & Savings Association with respect to the Asset Allocation Fund is incorporated by reference to Exhibit 5(k) to Post-Effective Amendment No. 53 to the Registration Statement on Form N- 1A (Nos. 2-81110/811-4293) filed February 7, 1997
                         ("Post-Effective Amendment No. 53").

                (6) (a) Amended and Restated Distribution Agreement between the Registrant and Concord Financial Group, Inc. is incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 51.

                    (b) Form of Broker/Dealer Agreement is incorporated by reference to Exhibit 6(c) to Post-Effective Amendment No. 45.

                    (c)  Form of Bank Agreement is incorporated by reference to
                         Exhibit 6(d) to Post- Effective Amendment No. 45.

                (7) Board Guidelines on Significant Governance Issues (which includes a description of the Board of Director's retirement policy and benefit) are incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 45.

                (8) (a) Custody Agreement between Registrant and The Bank of New York dated as of April 3, 1989 is incorporated by reference to Exhibit 8(a) to Post- Effective Amendment No. 45.

                    (b) Amendment No. 1 to Custody Agreement between Registrant and The Bank of New York dated as of March 30, 1990 is incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 45.

                    (c) Amendment No. 2 to Custody Agreement between Registrant and The Bank of New York dated as of February 26, 1993 is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 49 to the Registration Statement of the Registrant on Form N-1A (Nos. 2-81110/811-4293) filed June 28, 1996 ("Post-Effective
                         Amendment No. 49").

                    (d) Amendment No. 3 to Custody Agreement between Registrant and The Bank of New York dated as of April 24, 1996 is incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 49.

                    (e) Amendment No. 4 to Custody Agreement between Registrant and The Bank of New York dated as of July 1, 1996 is incorporated by reference to Exhibit 8(e) to Post-Effective Amendment No. 51.

                    (f) Custodian Services Agreement between Registrant and PNC Bank, N.A is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 45.

                    (g) Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc. is incorporated by reference to
                         Exhibit 8(d) to Post-Effective Amendment No. 47.

                    (h) Amendment No. 1 to Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc. is incorporated by reference to Exhibit 8(h) to Post-Effective Amendment No. 52.

                    (i) Sub-Custodian Agreement between Registrant, The Bank of New York, and Security Pacific National Bank is incorporated by reference to Exhibit 8(e) to Post-Effective Amendment No. 45.

                    (j) Sub-Custodian Agreement between The Bank of New York and Citibank, N.A. dated May 18, 1988 is incorporated by reference to Exhibit 8(f) to Post- Effective Amendment No. 45.

                    (k) Form of Sub-Custody Agreement between The Bank of New York and Bank of America National Trust and Savings Association is incorporated by reference to Exhibit
                         (8)(i) to Post-Effective Amendment No. 37.

               (9)  (a)  Basic Administrative Services Agreement between
                         Registrant and The BISYS Group, Inc. (Money Market Funds) dated as of November 1, 1996 is incorporated by reference to Exhibit 9(a) to Post- Effective Amendment No. 52.

                    (b) Administration Agreement between Registrant and The BISYS Group, Inc. (Non-Money Market Funds) dated as of November 1, 1996 is incorporated by reference to
                         Exhibit 9(b) to Post- Effective Amendment No. 52.


                    (c) Amendment No. 1 to the Administration Agreement between Registrant and The BISYS Group, Inc. (Asset Allocation
                         Fund) dated as of November 1, 1996 is incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 54.

                    (d) Cash Management and Related Services Agreement between Registrant and The Bank of New York (Horizon Shares and Horizon Service Shares) dated as of May 1, 1990 is incorporated by reference to Exhibit 9(s) to Post-Effective Amendment No. 45.

                    (e) Amendment to Cash Management and Related Services Agreement between Registrant and The Bank of New York dated as of June 21, 1993 is incorporated by reference to Exhibit 9(t) to Post- Effective Amendment No. 45.

                    (f) Accounting Services Agreement between the Registrant and Provident Financial Processing Corp is incorporated by reference to Exhibit 9(u) to Post- Effective Amendment No. 45.

               (10)1 Opinion of counsel that shares are validly issued, fully paid and non-assessable.

               (11)      Consent of Drinker Biddle & Reath LLP.

               (12)      None

               (13) (a) Purchase Agreement between Registrant and The Dreyfus Corporation is incorporated by reference to
                         Exhibit 13(a) to Post-Effective Amendment No. 45.

                    (b) Purchase Agreement between Registrant and Hambrecht & Quist Group, Inc. dated March 31, 1988 is incorporated by reference to Exhibit 13(b) to Post- Effective Amendment No. 45.

                    (c) Investment Letter of Concord Financial Group, Inc. to The Horizon Funds is incorporated by reference to
                         Exhibit 13(c) to Post-Effective Amendment No. 45.

------------------

1 Filed with the Securities and Exchange Commission ("SEC") on April 29, 1997 under Rule 24f-2 as part of Registrant's 24f-2 Notice.

                    (d) Purchase Agreement between Pacific Horizon Tax-Exempt Money Market Portfolio, Inc. and Hambrecht & Quist Group, Inc. is incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 45.

                    (e) Purchase Agreement between Pacific Horizon Tax-Exempt Money Market Portfolio, Inc. and Pacific Horizon Tax-Exempt Funds, Inc. is incorporated by reference to
                         Exhibit 13(e) to Post- Effective Amendment No. 45.

                    (f) Purchase Agreement between Pacific Horizon Tax-Exempt Money Market Portfolio, Inc. and The Dreyfus Corporation is incorporated by reference to Exhibit 13(f) to Post-Effective Amendment No. 45.

                    (g) Purchase Agreement between Pacific Horizon California Tax-Exempt Bond Portfolio, Inc. and Hambrecht & Quist Group, Inc. is incorporated by reference to Exhibit 13(g) to Post-Effective Amendment No. 45.

                    (h) Purchase Agreement between Pacific Horizon California Tax-Exempt Bond Portfolio, Inc. and The Dreyfus Corporation is incorporated by reference to Exhibit 13(h) to Post-Effective Amendment No. 45.

                    (i) Purchase Agreement between Pacific Horizon California Tax-Exempt Bond Portfolio, Inc. and Pacific Horizon Tax- Exempt Funds, Inc. is incorporated by reference to
                         Exhibit 13(i) to Post- Effective Amendment No. 45.

                    (j) Investment Letter of Concord Financial Group, Inc. to The Horizon Capital Funds is incorporated by reference to Exhibit 13(j) to Post-Effective Amendment No. 45.

               (14) (a) Individual Retirement Account and accompanying Custodial Agreement, Disclosure Statement, IRA Application and IRA Transfer/Rollover Request Form is incorporated by reference to Exhibit 14(a) to Post-Effective Amendment No. 45.

                    (b) Appointment of Successor Custodian for Individual Retirement Account dated as of August 3, 1990 is incorporated by reference to Exhibit 14(b) to Post-Effective Amendment No. 45.

               (15) (a)  Shareholder Services Plan for Non-Money Market
                         Funds is incorporated by reference to Exhibit 15(a) to Post- Effective Amendment No. 45.

                    (b) Shareholder Services Plan for Horizon Service Shares as modified by Registrant's Board of Directors on January 29, 1993 is incorporated by reference to Exhibit 15(b) to Post- Effective Amendment No. 45.

                    (c) Revised Shareholder Servicing Agreement is incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 45.

                    (d) Revised Shareholder Service Agreement as modified by Registrant's Board of Directors on January 29, 1993 is incorporated by reference to Exhibit 15(d) to Post-Effective Amendment No. 45.

                    (e) Revised Shareholder Servicing Agreement for Non-Money Market Funds is incorporated by reference to Exhibit 15(e) to Post-Effective Amendment No. 45.

                    (f) Special Management Services Plan and related Special Management Services Agreement for Pacific Horizon Shares of Registrant's Money Market Funds is incorporated by reference to Exhibit 15(f) to Post-Effective Amendment No. 51.

                    (g) Distribution and Services Plan and related Administrative Servicing Agreement and Distribution Agreement with respect to Registrant's "B" Shares is incorporated by reference to Exhibit 15(g) to Post-Effective Amendment No. 51.

                    (h) Distribution and Services Plan and related Distribution and Administrative

                         Servicing Agreement with respect to Registrant's "S" Shares and "X" Shares is incorporated by reference to Exhibit 15(f) to Post-Effective Amendment No. 47.

                    (i) Distribution Plan and related Distribution Agreement with respect to Registrant's "K" Shares is incorporated by reference to Exhibit 15(i) to Post- Effective Amendment No. 51.

                    (j) Administrative and Shareholder Services Plan and related Administrative and Shareholder Services Agreement with respect to Registrant's "K" Shares is incorporated by reference to Exhibit 15(j) to Post-Effective Amendment No. 51.

                    (k) Shareholder Service Plan and related Shareholder Servicing Agreement for SRF Shares is incorporated by reference to Exhibit 15(k) to Post-Effective Amendment No. 53.

               (16) (a) Schedule for Computation of Performance Quotations with respect to the Prime Fund, Treasury Fund, Tax-Exempt Money Fund, Tax-Exempt Money Market Fund, California Tax-Exempt Money Market Fund, Aggressive Growth Fund, California Tax- Exempt Bond Fund, U.S. Government Securities Fund (formerly known as the GNMA Extra Fund) and Capital Income Fund (formerly known as the Convertible Securities Fund) is incorporated by reference to Exhibit 16(a) to Post- Effective Amendment No. 45.

                    (b) Schedule for Computation of Performance Quotations with respect to the Government Fund, Treasury Only Fund and Prime Value Fund is incorporated by reference to
                         Exhibit 16(b) to Post- Effective Amendment No. 45.

                    (c) Schedule for Computation of Performance Quotations with respect to the Corporate Bond Fund, Intermediate Bond Fund (formerly known as the Flexible Bond Fund), Blue Chip Fund, Asset Allocation Fund and National Municipal Bond Fund is incorporated by reference to Exhibit

                         16(c) to Post-Effective Amendment No. 45.

                    (d) Schedule for Computation of Performance Quotations with respect to the International Equity Fund is incorporated by reference to Exhibit 16(d) to Post-Effective Amendment No. 51.

                    (e) Schedule for Computation of Performance Quotations with respect to the Short- Term Government Fund is incorporated by reference to Exhibit 16(e) to Post-Effective Amendment No. 52.


               (17)      None.


               (18) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi- Class System is incorporated by reference to Exhibit 18 to Post- Effective Amendment No. 53.

Item 25. Persons Controlled by or under Common Control with Registrant

          Registrant is controlled by its Board of Directors.

Item 26. Number of Holders of Securities

                                                         Number of Record
                                                         Holders as of
                  Title of Class                         April 1, 1997
                  --------------                         -------------


                  Class A Common Stock                          347
                  Class A Common Stock -
                   Special Series 1                            1236
                  Class A Common Stock -
                   Special Series 2                             224
                  Class A Common Stock -
                   Special Series 3                               0
                  Class A Common Stock -
                   Special Series 4                               2
                  Class B Common Stock                         1611
                  Class B Common Stock -
                   Special Series 1                            2128
                  Class B Common Stock -
                   Special Series 2                             864
                  Class B Common Stock -
                   Special Series 3                               0
                  Class B Common Stock -
                   Special Series 4                               6

                                                         Number of Record
                                                         Holders as of
                  Title of Class                         April 1, 1997
                  --------------                         -------------

                  Class D Common Stock                        16666
                  Class D Common Stock -
                   Special Series 3                               0
                  Class D Common Stock -
                   Special Series 5                               2
                  Class E Common Stock                         3656
                  Class E Common Stock -
                   Special Series 3                               0
                  Class E Common Stock -
                   Special Series 5                               2
                  Class F Common Stock                        18009
                  Class F Common Stock -
                   Special Series 3                               0
                  Class F Common Stock -
                   Special Series 5                               3
                  Class G Common Stock                         4021
                  Class G Common Stock -
                   Special Series 3                               0
                  Class G Common Stock -
                   Special Series 5                               1
                  Class H Common Stock                            0
                  Class I Common Stock                          142
                  Class I Common Stock -
                   Special Series 1                              55
                  Class I Common Stock -
                   Special Series 2                              40
                  Class J Common Stock                          233
                  Class J Common Stock -
                   Special Series 1                             317
                  Class J Common Stock -
                   Special Series 2                               5
                  Class J Common Stock -
                   Special Series 4                               2
                  Class K Common Stock                           58
                  Class K Common Stock -
                   Special Series 1                            1236
                  Class K Common Stock -
                   Special Series  2                             37
                  Class L Common Stock                          116
                  Class L Common Stock -
                   Special Series 1                             194
                  Class L Common Stock -
                   Special Series 2                              98
                  Class M Common Stock                          536
                  Class M Common Stock -
                   Special Series 3                               0
                  Class M Common Stock -
                   Special Series 5                               2
                  Class M Common Stock -
                   Special Series 7                               0
                  Class N Common Stock                        11193
                  Class N Common Stock -
                   Special Series 3                               0
                  Class N Common Stock -

                                                         Number of Record
                                                         Holders as of
                  Title of Class                         April 1, 1997
                  --------------                         -------------

                   Special Series 5                                1
                  Class N Common Stock -
                   Special Series 7                                0
                  Class O Common Stock                          2198
                  Class O Common Stock -
                   Special Series 3                                0
                  Class O Common Stock -
                   Special Series 5                                2
                  Class O Common Stock -
                   Special Series 7                                0
                  Class Q Common Stock                           397
                  Class Q Common Stock -
                   Special Series 3                                0
                  Class Q Common Stock -
                   Special Series 5                                1
                  Class R Common Stock                             0
                  Class R Common Stock -
                   Special Series 3                                0
                  Class R Common Stock -
                   Special Series 5                                0
                  Class S Common Stock                             0
                  Class S Common Stock -
                   Special Series 3                                0
                  Class S Common Stock -
                   Special Series 5                                0
                  Class T Common Stock                           527
                  Class T Common Stock -
                   Special Series 3                                0
                  Class T Common Stock -
                   Special Series 5                                2
                  Class U Common Stock                             6
                  Class U Common Stock -
                   Special Series 3                                0
                  Class U Common Stock -
                   Special Series 5                                0
                  Class V Common Stock                             0
                  Class V Common Stock -
                   Special Series 3                                0
                  Class V Common Stock -
                   Special Series 5                                0
                  Class W Common Stock                          2487
                  Class W Common Stock -
                   Special Series 3                                0
                  Class W Common Stock -
                   Special Series 5                                2

     Item 27. Indemnification

          Article VII, Section 3, of Registrant's Restated Articles of Incorporation, incorporated herein by reference as Exhibit (1)(a) hereto, and
Article VI, Section 2, of Registrant's Amended and Restated By-Laws, incorporated herein by reference as Exhibit (2)(a) hereto, provide for the indemnification of Registrant's directors and officers. Indemnification of the

Fund's sub-adviser, principal underwriter, custodians, sub-custodians, transfer agent and sub-transfer agent is provided for, respectively, in Section 8 of the Sub-Advisory Agreement incorporated herein by reference as Exhibit (5)(j),
Article V of the Amended and Restated Distribution Agreement, incorporated herein by reference as Exhibit (6)(a), Article XV, Section 15 of the Custody Agreement incorporated herein by reference as Exhibit (8)(a) hereto, Article XII, Section 14 of the Sub-Custodian Agreement incorporated herein by reference as Exhibit (8)(i) hereto, Article III, Section 4 of the Sub-Custodian Agreement incorporated herein by reference as Exhibit (8)(j) hereto, Section 8 of the form of Sub-Custody Agreement incorporated herein by reference as Exhibit (8)(k),
Article VII, Section 7, of the Transfer Agency Agreement incorporated herein by reference as Exhibit (8)(g), and Article VI, Section 3, of the Cash Management and Related Services Agreement incorporated herein by reference as Exhibit
(9)(d) hereto. Registrant has obtained from a major insurance carrier a directors and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its directors, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Item 28. (a) Business and Other Connections of Investment Adviser

          Bank of America National Trust and Savings Association ("Bank of America") performs investment advisory services for Registrant. Bank of America and its predecessors have been in the business of managing the investments of fiduciary and other accounts since 1904. In addition to its trust business, Bank of America provides commercial and consumer banking services.

          To the knowledge of Registrant, none of the directors or officers of Bank of America, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of Bank of America also hold various positions with, and engage in business for, BankAmerica Corporation, which owns all the outstanding stock of Bank of America, or other subsidiaries of BankAmerica Corporation. Set forth below are the names and principal businesses of the directors of Bank of America and the directors and certain of the senior executive officers of Bank of America who are engaged in any other business, profession, vocation or employment of a substantial nature, other than with BankAmerica Corporation.

Position with
Bank of America
National Trust
and Savings                                Principal             Type of
Association                Name            Occupation            Business
-----------                ----            ----------            --------

Director..........Joseph F. Alibrandi   Chairman of the       Manufacturer of
                                        Board and CEO,        Aerospace and
                                        Whittaker             Communication
                                        Corporation           Products

Director..........Jill Elikann Barad    President and Chief   Toy manufacturer
                                        Executive Officer,    and distributor
                                        Mattel, Inc.

Director..........Peter B. Bedford      Chairman and CEO,     California based
                                        Bedford Property      Real Estate
                                        Investors, Inc.       Investment Trust

Director .........Andrew F. Brimmer     President,            Consulting
                                        Brimmer & Co., Inc.

Director .........Richard A.            Retired Chairman of   Utility Company
                  Clarke                the Board, Pacific
                                        Gas and Electric
                                        Company

Position with
Bank of America
National Trust
and Savings                                Principal             Type of
Association                Name            Occupation            Business
-----------                ----            ----------            --------

Chairman .........David A. Coulter      Chairman of the       Banking
                                        Board, Chief
                                        Executive Officer
                                        and President, Bank
                                        America Corporation
                                        and Bank of
                                        America National
                                        Trust & Savings
                                        Association

Director .........Timm F. Crull         Chairman, Hallmark    Greeting cards
                                        International

Director .........Kathleen Feldstein    President,            Economic
                                        Economics             Consulting
                                        Studies, Inc.

Director .........Donald E. Guinn       Chairman Emeritus,    Telecommuni-
                                        Pacific Telesis       cations and
                                        Group                 Diversified
                                                              Holding Com-
                                                              pany

Director .........Frank L. Hope, Jr.    Consulting            Architectural
                                        Architect             and Engineering
                                                              Consulting

Director .........Ignacio E. Lozano,    Chairman,             Newspaper
                  Jr.                   "La Opinion"          Publishing

Director .........Walter E. Massey,     President,            Higher
                  Ph.D.                 Morehouse             Education
                                        College

Director .........John M. Richman       Of Counsel,           Law firm
                                        Wachtell, Lipton,
                                        Rosen & Katz

Director .........Richard M.            Retired; Chairman     Banking
                  Rosenberg             of the Board and
                                        CEO, Bank America
                                        Corporation and
                                        Bank of America
                                        National Trust &
                                        Savings Association

Director .........A. Michael Spence     Dean of the           Higher
                                        Graduate School of    Education
                                        Business, Stanford
                                        University

Director .........Solomon D.            President and CEO,    Telecommunica-
                  Trujillo              U.S. West             tions
                                        Communications
                                        Group

               (b)  Business and Other Connections of Sub-Adviser

          Wellington Management Corporation, LLP, ("Wellington") is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

          The list required by this Item 28 of the partners of Wellington, together with information as to any business profession, vocation or employment of substantial nature engaged in by such partners during the past two years, is incorporated herein by references to Schedules A and D of Form ADV filed by Wellington pursuant to the Advisers Act (SEC File No. 801-15908).

     Item 29. Principal Underwriters

          (a) Principal underwriter (exclusive distributor) also acts as principal underwriter or exclusive distributor for The Infinity Funds, Inc., The Pilot Funds, Seafirst Retirement Funds and Time Horizon Funds.

          (b) For information as to the business, profession, vocation or employment of a substantial nature of each of the principal underwriter, its officers and directors, reference is made to their Form BD File No. 8-37601 filed by the principal underwriter. For information, as to the positions or offices of each of the principal underwriter, its officers and directors, reference is made to the section entitled "Management" in the Statement of Additional Information. Both the principal underwriter's Form BD and the Registrants Statements of Additional Information are incorporated herein by reference.

          (c) Not Applicable.

     Item 30. Location of Accounts and Records

          (1) The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424 (records relating to the administrator).

          (2) Concord Financial Group, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to the distributor).

          (3) Concord Management (Ireland) Limited, Floor 2, Block 2, Harcourt Centre, Dublin 2, Ireland (records relating to the administrator for the Funds it services).

          (4) Bank of America National Trust and Savings Association, 555 California Street, San Francisco,

               California 94104 (records relating to the investment adviser).

          (5) Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02109 (records relating to the investment sub-adviser for the International Equity Fund)

          (6) Bank of America National Trust and Savings Association, 555 California Street, San Francisco, California 94104 (records relating to the Sub- Custodian for the Funds it services).

          (7) The Bank of New York, 90 Washington Street, New York, New York 10286) (records relating to the custodian for the Funds it services).

          (8) BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to the transfer agent for the Funds it services).

          (9) Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 (Registrant's Charter, By- Laws and Minute Books).

          (10) PNC Bank, National Association, 1600 Market Street, 28th Floor, Philadelphia, PA 19103, (records relating to the custodian for the Funds it services).

          (11) PFPC, Inc. 103 Bellevue Parkway, Wilmington, DE 19809, (records relating to the sub-administrator for the Funds it services).

     Item 31.  Management Services

               Inapplicable.

     Item 32.  Undertakings

          Registrant hereby undertakes to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, as though such provisions were applicable to it.

          Registrant hereby undertakes to furnish its Annual Report to Shareholders upon request and without charge to any person to whom a prospectus is delivered.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia, and the Commonwealth of Pennsylvania, on this 30th day of April, 1997.


                           PACIFIC HORIZON FUNDS, INC.
                           Registrant

                           */Cornelius John Pings
                           --------------------------------------
                           Cornelius John Pings
                           President
                          (Signature and Title)

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title                         Date



*/Cornelius John Pings             Chairman of the               April 30, 1997
---------------------------        Board and President
Cornelius John Pings


/s/Kevin L. Martin                 Treasurer (Chief              April 30, 1997
---------------------------        Accounting and
Kevin L. Martin                    Financial Officer)






*/Thomas M. Collins                Director                      April 30, 1997
---------------------------
Thomas M. Collins


*/Douglas B. Fletcher              Director                      April 30, 1997
---------------------------
Douglas B. Fletcher


*/Robert E. Greeley                Director                      April 30, 1997
---------------------------
Robert E. Greeley


*/Kermit O. Hanson                 Director                      April 30, 1997
---------------------------
Kermit O. Hanson


*By:  /s/W. Bruce McConnel, III
      ---------------------------
       W. Bruce McConnel, III
      Attorney-in-fact

                           PACIFIC HORIZON FUNDS, INC.

                            Certificate of Secretary

          The following resolution was duly adopted by the Board of Directors of Pacific Horizon Funds, Inc. on April 30, 1997 and remains in effect on the date hereof:

               FURTHER RESOLVED, that the directors and officers of Pacific Horizon who may be required to execute any amendments to Pacific Horizon's Registration Statement be, and each hereby is, authorized to execute a power of attorney appointing W. Bruce McConnel, III and Cornelius J. Pings their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as director or officer, or both, of Pacific Horizon any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other said attorney and shall have full power of substitution and resubstitution; and to do in the name and on behalf of said directors and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said directors or officers, or any or all of them, might or could do in person, said acts of said attorneys, being hereby ratified and approved.

          IN WITNESS WHEREOF, I have hereunto set my hand this 30th day of April, 1997.

                                           PACIFIC HORIZON FUNDS, INC.

                                           /s/ W. Bruce McConnel, III
                                           --------------------------------
                                           W. Bruce McConnel, III
                                           Secretary

                           PACIFIC HORIZON FUNDS, INC.

                                POWER OF ATTORNEY

     Cornelius John Pings, whose signature appears below, does hereby constitute and appoint W. Bruce McConnel, III, his true and lawful attorney and agent, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorney and agent may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorney and agent shall do or cause to be done by virtue hereof.

                                                s/ Cornelius John Pings
                                                -------------------------
                                                Cornelius John Pings

Date: December 6, 1995

                           PACIFIC HORIZON FUNDS, INC.

                                POWER OF ATTORNEY

     Thomas M. Collins, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                                s/ Thomas M. Collins
                                                -------------------------
                                                Thomas M. Collins

Date: December 7, 1995

                           PACIFIC HORIZON FUNDS, INC.

                                POWER OF ATTORNEY

     Douglas B. Fletcher, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                                s/ Douglas B. Fletcher
                                                -------------------------
                                                Douglas B. Fletcher

Date: December 7, 1995

                           PACIFIC HORIZON FUNDS, INC.

                                POWER OF ATTORNEY

     Robert E. Greeley, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                                s/ Robert E. Greeley
                                                -------------------------
                                                Robert E. Greeley

Date: December 7, 1995

                           PACIFIC HORIZON FUNDS, INC.

                                POWER OF ATTORNEY

     Kermit O. Hanson, whose signature appears below, does hereby constitute and appoint Cornelius John Pings and W. Bruce McConnel, III, and either of them his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Pacific Horizon Funds, Inc. (the "Fund"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Fund's Registration Statement pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a director and/or officer of the Fund any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.

                                                s/ Kermit O. Hanson
                                                -------------------------
                                                Kermit O. Hanson

Date: December 6, 1995

                                  EXHIBIT INDEX

Exhibits

11(a)     Consent of Drinker Biddle & Reath LLP.